UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05518

                                             The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                                         Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                         Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2012 (UNAUDITED)

	Number Of Shares	Value
Common Stocks—98.9%
Basic Industry—2.5%
Eagle Materials, Inc.	12,696	$675,680
Headwaters, Inc. *	111,565	847,894
Huntsman Corp.	81,705	1,343,230

		2,866,804

Consumer Cyclical—15.6%
ANN, Inc. *	40,314	1,352,534
Arctic Cat, Inc. *	14,439	543,340
Ascent Capital Group, Inc., Class A *	6,139	375,768
Avis Budget Group, Inc. *	71,218	1,348,869
Ballantyne Strong, Inc. *	229	728
Big 5 Sporting Goods Corp.	10,000	140,000
Core-Mark Holding Co., Inc.	23,133	1,058,335
Drew Industries, Inc. *	32,120	1,042,615
Foot Locker, Inc.	28,733	1,029,791
Harry Winston Diamond Corp. *	38,687	550,129
Kimball International, Inc., Class B	86,470	1,079,146
Kona Grill, Inc. *	16,536	139,068
Krispy Kreme Doughnuts, Inc. *	105,898	963,672
Movado Group, Inc.	10,282	356,683
Multimedia Games, Inc. *	95,502	1,411,520
Nexstar Broadcasting Group, Inc., Class A *	5,123	46,107
Pantry, Inc., (The) *	34,595	444,200
Papa John’s International, Inc. *	20,772	1,099,462
Pool Corp.	15,088	632,036
Pulte Homes, Inc. *	54,194	911,001
Smith & Wesson Holding Corp. *	141,115	1,495,819
Stage Stores, Inc.	45,468	1,176,257
Town Sports International Holdings, Inc.	38,786	392,514

		17,589,594

Consumer Growth—19.8%
Allscripts Healthcare Solutions, Inc. *	21,414	238,123
AMAG Pharmaceuticals, Inc. *	16,433	246,988
AMN Healthcare Services, Inc. *	119,696	1,308,277
Anika Therapeutics, Inc. *	15,739	186,192
Cambrex Corp. *	104,463	1,145,959
Capella Education Co. *	38,275	1,059,069
Charles River Laboratories International, Inc. *	30,230	1,159,925
Cott Corp.	120,844	1,039,258
Cyberonics, Inc. *	17,137	885,983
Cynosure, Inc., Class A *	46,587	1,049,139
Dean Foods Co. *	77,535	1,328,950

	Number Of Shares	Value
Consumer Growth—(continued)
Emergent Biosolutions, Inc. *	74,630	$1,120,943
Genomic Health, Inc. *	33,068	914,661
Gentiva Health Services, Inc. *	55,662	573,319
Grand Canyon Education, Inc. *	48,607	1,151,014
Hillshire Brands Co.	37,365	1,040,615
Myriad Genetics, Inc. *	28,629	822,225
PAREXEL International Corp. *	27,542	889,331
PDL BioPharma, Inc.	138,783	1,096,386
Santarus, Inc. *	135,574	1,351,673
Select Medical Holdings Corp.	36,610	404,174
Service Corp International	69,560	968,971
SurModics, Inc. *	39,355	792,610
Syneron Medical Ltd. *	5,628	46,938
Vascular Solutions, Inc. *	27,493	411,020
Warner Chilcott PLC, Class A	91,486	1,066,727

		22,298,470

Energy—7.4%
Advanced Energy Industries, Inc. *	86,295	1,103,712
Alon USA Energy, Inc.	83,154	1,182,450
EPL Oil & Gas, Inc. *	40,693	854,146
Midstates Petroleum Co., Inc. *	110,311	757,837
Pengrowth Energy Corp.	144,119	742,213
Petrobras Argentina SA, ADR *	42,339	188,409
Tesoro Corp.	23,240	982,587
Western Refining, Inc.	53,459	1,552,984
YPF SA, SP ADR	82,407	936,968

		8,301,306

Financial—16.2%
Altisource Portfolio Solutions SA *	8,542	908,270
Artio Global Investors, Inc.	113,068	255,534
Aspen Insurance Holdings Ltd.	23,443	733,766
Assurant, Inc.	23,415	801,027
Axis Capital Holdings Ltd.	24,938	897,020
BBVA Banco Frances SA, ADR *	43,254	183,830
Calamos Asset Management, Inc., Class A	43,982	431,024
Cardinal Financial Corp.	5,806	87,090
Ellie Mae, Inc. *	45,985	1,141,348
First American Financial Corp.	43,556	1,036,633
Genworth Financial, Inc., Class A *	221,800	1,319,710
Great Southern Bancorp, Inc.	1,342	33,818
Homeowners Choice, Inc.	7,077	147,272
HomeStreet, Inc. *	10,255	252,376
MBIA, Inc. *	106,440	951,574

The accompanying notes are an integral part of the portfolio of investments.

1

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2012 (UNAUDITED)

	Number Of Shares	Value
Financial—(continued)
MCG Capital Corp.	21,209	$94,592
Meadowbrook Insurance Group, Inc.	143,247	796,453
MoneyGram International, Inc. *	8,306	99,755
Nelnet, Inc., Class A	38,723	1,107,091
Netspend Holdings, Inc. *	25,884	301,549
Phoenix Cos, Inc. (The) *	5,014	121,239
Piper Jaffray Cos., Inc. *	31,668	898,421
Radian Group, Inc.	70,716	309,736
Reinsurance Group of America, Inc.	15,236	780,083
Safety Insurance Group, Inc.	13,169	591,156
SCBT Financial Corp.	23,378	905,898
Stewart Information Services Corp.	40,059	1,093,611
SWS Group, Inc. *	24,243	116,366
Tree.com, Inc. *	6,810	115,498
United Fire Group, Inc.	34,311	711,267
Universal American Corp.	20,029	166,040
Washington Federal, Inc.	56,665	910,607

		18,299,654

Industrial—17.2%
AerCap Holdings N.V. *	82,047	1,026,407
AMERCO, Inc.	10,219	1,226,382
American Railcar Industries, Inc. *	32,344	993,931
Argan, Inc.	56,666	1,054,553
Barrett Business Services, Inc.	8,843	294,030
Corelogic, Inc. *	49,759	1,285,773
EnerNOC, Inc. *	100	1,129
Harte-Hanks, Inc.	237	1,254
Hyster-Yale Materials Handling, Inc., Class B *	9,360	388,253
Intersections, Inc.	50,114	462,552
LB Foster Co., Class A	13,902	576,238
Lydall, Inc. *	3,863	50,567
Manitowoc Co., Inc. (The)	77,339	1,160,085
MYR Group, Inc. *	49,935	1,070,606
NACCO Industries, Inc., Class A	22,073	1,176,932
Patrick Industries, Inc. *	53,138	923,538
Power-One, Inc. *	249,938	1,037,243
Precision Drilling Corp. *	81,789	618,325
Resources Connection, Inc.	89,086	1,034,288
RPX Corp. *	63,735	578,714
Saia, Inc. *	32,616	706,463
Steelcase, Inc., Class A	115,067	1,339,380
Taser International, Inc. *	181,593	1,499,958

	Number Of Shares	Value
Industrial—(continued)
Textron, Inc.	32,731	$768,851
Tsakos Energy Navigation Ltd.	31,041	105,229

		19,380,681

Technology—20.0%
Analogic Corp.	15,113	1,113,374
Aspen Technology, Inc. *	42,485	1,104,185
Atmel Corp. *	177,048	989,698
AVG Technologies, N.V. *	33,674	463,691
Avid Technology, Inc. *	78,364	511,717
Brightcove, Inc. *	106,014	1,030,456
Brocade Communications Systems, Inc. *	211,736	1,202,660
CalAmp Corp. *	118,612	1,028,366
Cbeyond, Inc. *	36,911	274,249
comScore, Inc. *	594	7,906
Cray, Inc. *	64,617	918,854
EarthLink, Inc.	157,915	1,042,239
Echelon Corp. *	12,707	37,994
Emulex Corp. *	155,670	1,144,175
FormFactor, Inc. *	6,320	27,998
GSI Group, Inc. *	8,127	61,684
IDT Corp., Class B	34,291	314,448
Kulicke & Soffa Industries, Inc. *	112,718	1,288,367
Magnachip Semiconductor Corp. *	46,653	587,828
Manhattan Associates, Inc. *	24,762	1,417,377
MicroStrategy, Inc., Class A *	11,815	1,045,509
NAM TAI Electronics, Inc.	71,841	1,077,615
Neutral Tandem, Inc.	115,661	311,128
NICE Systems Ltd., SP ADR *	30,502	1,030,358
Proofpoint, Inc. *	200	2,200
ReachLocal, Inc. *	4,729	51,830
Riverbed Technology, Inc. *	57,501	1,029,268
Sierra Wireless, Inc. *	18,701	144,746
Sparton Corp. *	15,355	220,805
STEC, Inc. *	221,411	1,087,128
support.com, Inc. *	20,601	90,644
Sycamore Networks, Inc.	139,614	375,562
United Online, Inc.	78,014	446,240
Websense, Inc. *	74,958	1,046,414
Xyratex Ltd.	7,221	67,661

		22,594,374

The accompanying notes are an integral part of the portfolio of investments.

2

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

NOVEMBER 30, 2012 (UNAUDITED)

	Number Of Shares	Value
Utility—0.2%
PNM Resources, Inc.	10,428	$220,343

TOTAL COMMON STOCKS (Cost $102,480,770)		111,551,226

Short-Term Investments—0.4%
BofA Cash Reserves Fund	471,691	471,691

TOTAL SHORT-TERM INVESTMENTS (Cost $471,691)		471,691

Total Investments—99.3% (Cost $102,952,461)**		112,022,917

OTHER ASSETS IN EXCESS OF LIABILITIES—0.7%		752,127

NET ASSETS—100.0%		$112,775,044

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$102,952,461

Gross unrealized appreciation	12,614,237
Gross unrealized depreciation	(3,543,781)

Net unrealized appreciation	$9,070,456

ADR	— American Depositary Receipt.
SP ADR	— Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments.

3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2012 (UNAUDITED)

PORTFOLIO VALUATION – The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	–	quoted prices in active markets for identical securities;
•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments*	$112,022,917	$112,022,917	$—	$—

*	See Portfolio of Investments detail for security type and sector classification breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONCLUDED)

NOVEMBER 30, 2012 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities.

For the period ended November 30, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

THE RBB FUND, INC.

Money Market Portfolio

Portfolio of Investments

November 30, 2012

(Unaudited)

	Par (000)	Value
CERTIFICATES OF DEPOSIT—24.5%
Euro Dollar Certificates Of Deposit—2.8%
National Australia Bank Ltd, London
0.476%, 04/10/13	$ 10,000	$ 10,000,000
Sumitomo Trust & Banking Co. Ltd.,
London
0.350%, 02/28/13	7,000	7,000,000

		17,000,000

Yankee Dollar Certificates Of Deposit (a) —21.7%
Bank of Montreal, Chicago
0.320%, 12/11/12	5,000	5,000,000
0.427%, 07/17/13(b)	5,000	5,000,000
0.394%, 12/12/13(b)	4,000	4,000,000
Bank of Nova Scotia, Houston (b)
0.299%, 02/11/13	8,000	8,000,000
0.258%, 02/15/13	10,000	10,000,000
0.405%, 11/01/13	5,000	5,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd., New York
0.480%, 01/24/13	10,000	10,000,000
0.340%, 04/22/13	6,000	6,000,000
Credit Suisse, New York
0.320%, 02/04/13	8,000	8,000,000
Mitsubishi UFJ Trust and Banking Corp., New York
0.328%, 05/15/13	7,000	7,000,000
Rabobank Nederland NV, New York (b)
0.496%, 04/24/13	6,300	6,300,000
0.433%, 10/29/13	12,000	12,000,000
Royal Bank of Canada, New York (b)
0.448%, 05/16/13	6,500	6,500,000
Skandinaviska Enskilda Banken, New York
0.310%, 03/28/13	7,000	7,000,000
Sumitomo Mitsui Trust Bank Ltd., New York
0.370%, 01/22/13	10,000	10,000,000
Toronto Dominion Bank, New York
0.320%, 03/18/13	7,000	7,000,000
Westpac Banking Corp., New York
0.309%, 01/04/13 (b)	7,000	7,000,000

	Par (000)	Value
CERTIFICATES OF DEPOSIT—(Continued)
Yankee Dollar Certificates Of Deposit —(Continued)
0.353%, 11/01/13	$7,520	$7,516,483

		131,316,483

TOTAL CERTIFICATES OF DEPOSIT (Cost $148,316,483)		148,316,483

COMMERCIAL PAPER—38.1%
Asset Backed—23.2%
Aspen Funding Corp. (c)
0.320%, 02/06/13	8,000	7,995,378
0.320%, 02/12/13	6,022	6,018,199
Atlantis One Funding Corp. (c)
0.471%, 03/07/13	10,000	9,987,728
Fairway Finance Co. LLC (b)
0.248%, 12/07/12	15,000	15,000,000
Gemini Securitization Corp. LLC (c)
0.360%, 12/03/12	9,000	9,000,000
Manhattan Asset Funding Co. LLC (c)
0.210%, 12/03/12	13,000	13,000,000
Metlife Short Term Funding LLC (c)
0.290%, 01/14/13	10,000	9,996,617
0.200%, 02/11/13	18,000	17,993,000
Mont Blanc Capital Corp. (c)
0.350%, 03/04/13	5,000	4,995,576
Nieuw Amsterdam Receivables Corp. (c)
0.250%, 02/14/13	5,000	4,997,465
Surrey Funding Corp. (c)
0.210%, 12/05/12	5,000	4,999,942
0.280%, 01/07/13	15,000	14,995,917
Victory Receivables Corp. (c)
0.260%, 01/02/13	6,000	5,998,700
0.260%, 01/03/13	15,000	14,996,642

		139,975,164

Banks—14.9%
Australia & New Zealand Banking Group Ltd. (b)
0.400%, 11/12/13	4,000	4,000,000
Collateralized Commercial Paper Co. LLC
0.380%, 01/17/13	7,000	6,996,675
Commonwealth Bank of Australia (b)
0.349%, 01/14/13	3,500	3,500,000
0.361%, 11/14/13	4,500	4,499,568

The accompanying notes are an integral part of the portfolio of investments.

1

THE RBB FUND, INC.

Money Market Portfolio

Portfolio of Investments (Continued)

November 30, 2012

(Unaudited)

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Banks—(Continued)
ING US Funding LLC (c)
0.340%, 12/07/12	$3,000	$2,999,887
0.340%, 12/11/12	5,000	4,999,622
0.250%, 02/04/13	10,000	9,995,625
National Australia Funding (Delaware), Inc. (c)
0.275%, 01/28/13	5,000	4,997,861
Nordea North America, Inc., Delaware (c)
0.240%, 01/15/13	4,000	3,998,853
0.300%, 05/16/13	6,000	5,991,800
Rabobank USA Financial Corp. (c)
0.485%, 02/01/13	7,000	6,994,342
State Street Corp. (c)
0.220%, 01/08/13	10,000	9,997,800
0.300%, 01/11/13	5,000	4,998,375
Sumitomo Mitsui Trust Bank Ltd. (c)
0.325%, 02/11/13	10,500	10,493,365
Westpac Banking Corp. (c)
0.500%, 04/02/13	5,500	5,490,833

		89,954,606

TOTAL COMMERCIAL PAPER (Cost $229,929,770)		229,929,770

MUNICIPAL BONDS—10.0%
California—1.2%
California Housing Finance Agency Revenue, Series A, RB (LOC: Fannie Mae, Freddie Mac) (b)(d) 0.170%, 12/07/12	3,100	3,100,000
San Francisco, City & County Redevelopment Agency, Multifamily Revenue, Series A, RB (LOC: Fannie Mae) (b)(d) 0.140%, 12/07/12	4,000	4,000,000

		7,100,000

Connecticut—0.9%
Connecticut State, Health & Educational Facilities Authority Revenue, New Haven Hospital, Series K-2, RB (LOC: JPMorgan Chase Bank) (b)(d) 0.160%, 12/07/12	5,400	5,400,000

	Par (000)	Value
MUNICIPAL BONDS—(Continued)
Michigan—1.7%
Michigan State Housing Development Authority, Series D, RB (LOC: Fannie Mae) (b)(d) 0.160%, 12/07/12	$10,400	$10,400,000

New York—4.2%
New York City, Housing Development Corp., Multifamily Rent Housing Revenue, Series A, RB (LOC: Fannie Mae) (b)(d) 0.160%, 12/07/12	6,000	6,000,000
New York City, Industrial Development Agency Civic Facility Revenue, New York Law School Project, Series A, RB (LOC: JPMorgan Chase Bank) (b)(d) 0.160%, 12/07/12	4,335	4,335,000
New York State Dormitory Authority, City University, Series D, RB (LOC: TD Bank NA) (b)(d) 0.150%, 12/07/12	5,000	5,000,000
New York State, Housing Finance Agency Revenue, RB (LOC: Freddie Mac) (b)(d) 0.140%, 12/07/12	5,200	5,200,000
Westchester County, Health Care Revenue, RB (LOC: TD Bank NA) (b)(d) 0.170%, 12/07/12	5,000	5,000,000

		25,535,000

Tennessee—1.3%
Eclipse Funding Trust, Various 2007-0005- Solar Eclipse-Blount, RB (LOC: U.S. Bank NA) (b)(d) 0.160%, 12/07/12	8,000	8,000,000

Texas—0.7%
Texas State, Veterans Housing Assessment Project, Series A-2, GO (Liquidity Facility: JPMorgan Chase & Co.) (b)(d)
0.180%, 12/07/12	3,900	3,900,000

TOTAL MUNICIPAL BONDS (Cost $60,335,000)		60,335,000

The accompanying notes are an integral part of the portfolio of investments.

2

THE RBB FUND, INC.

Money Market Portfolio

Portfolio of Investments (Concluded)

November 30, 2012

(Unaudited)

	Par (000)	Value
VARIABLE RATE OBLIGATIONS—1.4%
Banks—1.4%
JPMorgan Chase Bank NA (b)
0.395%, 05/17/13	$8,600	$8,600,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $8,600,000)		8,600,000

AGENCY OBLIGATIONS—6.6%
Fannie Mae
0.237%, 12/20/12 (b)	3,500	3,499,967
Freddie Mac
0.330%, 01/24/13 (b)	4,000	3,999,770
0.170%, 05/13/13(c)	5,000	4,996,199
0.390%, 09/03/13(b)	5,000	4,999,243
0.149%, 09/13/13(b)	22,200	22,189,529

TOTAL AGENCY OBLIGATIONS (Cost $39,684,708)		39,684,708

U.S. TREASURY OBLIGATIONS—12.5%
U.S. Treasury Notes
2.875%, 01/31/13	11,000	11,047,518
0.625%, 02/28/13	2,700	2,702,789
0.625%, 04/30/13	17,000	17,028,969
0.500%, 05/31/13	13,000	13,020,659
3.500%, 05/31/13	6,000	6,097,716
0.375%, 06/30/13	7,500	7,505,836
3.375%, 06/30/13	7,000	7,128,302
0.125%, 08/31/13	4,000	3,997,786
0.125%, 09/30/13	7,000	6,996,503

TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,526,078)		75,526,078

REPURCHASE AGREEMENTS—6.8%
Deutsche Bank Securities, Inc. (Tri-Party Agreement dated 11/30/12 to be repurchased at $20,622,412, collateralized by $21,037,900 par value, U.S. Treasury Notes, 0.250%, due 11/30/2014, Fair Value of the collateral is $21,034,534) 0.240%, 12/03/12	20,622	20,622,000

	Par (000)	Value
REPURCHASE AGREEMENTS—(Continued)
Goldman Sachs & Co. (Tri-Party Agreement dated 11/30/12 to be repurchased at $20,500,410, collateralized by $37,818,591, par value, Federal National Mortgage Backed Security, 1.987% - 5.000%, due 09/01/2024 to 05/01/2042, Fair Value of the collateral is $21,115,000) 0.240%, 12/03/12	$20,500	$20,500,000

TOTAL REPURCHASE AGREEMENTS (Cost $41,122,000)		41,122,000

TOTAL INVESTMENTS AT VALUE—99.9% (Cost $603,514,039)*		603,514,039

OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		437,932

NET ASSETS (APPLICABLE TO 603,356,289 BEDFORD SHARES AND 584,215 SANSOM STREET SHARES )—100.0%		$603,951,971

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable Rate Security. Rate shown is as of report date.
(c)	Rate disclosed represents the discount rate at the time of purchase.
(d)	Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

GO	General Obligation
LOC	Line of Credit
PLC	Public Liability Company
RB	Revenue Bond

The accompanying notes are an integral part of the portfolio of investments.

3

THE RBB FUND, INC.

Money Market Portfolio

Notes to Portfolio of Investments

November 30, 2012

(Unaudited)

SECURITY VALUATION — Securities held in the Money Market Portfolio (“Portfolio”) are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value (“NAV”) per share at $1.00.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Portfolio’s investments carried at fair value:

	Total Value at November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities*	$ 603,514,039	$ —	$ 603,514,039	$ —

* Please refer to the Portfolio of Investments for industry and security type breakouts.

Securities held in the Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended November 30, 2012, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

November 30, 2012

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 100.0%
U.S. Large Cap Value Portfolio III(a)	17,231,608	$295,349,762
U.S. Large Company Portfolio(a)	13,022,083	146,107,767
U.S. Micro Cap Portfolio(b)	9,967,485	149,312,926
U.S. Small Cap Portfolio(b)	6,358,356	148,658,371
U.S. Small Cap Value Portfolio(b)	9,190,760	248,701,954

Total Equity Funds (Cost $773,029,775)		988,130,780

TOTAL INVESTMENTS — 100.0% (Cost $773,029,775)*		988,130,780

OTHER ASSETS IN EXCESS OF

LIABILITIES — 0.0%		236,285

NET ASSETS — 100.0%		$988,367,065

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$773,029,775

Gross unrealized appreciation	215,101,005
Gross unrealized depreciation	—

Net unrealized appreciation	$215,101,005

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

November 30, 2012

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio(a)	406,202	$9,561,993
Canadian Small Company Series(c)	855,543	9,132,441
Continental Small Company Portfolio(a)	1,559,156	22,903,999
Continental Small Company Series(c)	19,639	854,936
DFA International Small Cap Value Portfolio(a)	19,006,279	292,126,507
DFA International Value Portfolio III(b)	14,753,170	220,117,300
Emerging Markets Portfolio(a)	1,453,778	38,379,734
Emerging Markets Small Cap Portfolio(a)	1,728,600	35,747,450
Emerging Markets Value Portfolio(a)	1,251,951	35,718,163
Japanese Small Company Portfolio(a)	1,075,818	16,352,440
Large Cap International Portfolio(a)	1,955,799	36,573,444
United Kingdom Small Company Portfolio(a)	267,400	7,481,853
United Kingdom Small Company Series(c)	137,975	5,878,307

Total INTERNATIONAL EQUITY FUNDS (Cost $706,244,239)		730,828,567

TOTAL INVESTMENTS — 99.9% (Cost $706,244,239)*		730,828,567

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		446,394

NET ASSETS — 100.0%		$731,274,961

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$706,244,239

Gross unrealized appreciation	25,494,938
Gross unrealized depreciation	(910,610)

Net unrealized appreciation	$24,584,328

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.
(c)	A portfolio of DFA Investment Trust Company.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

November 30, 2012

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.6%
DFA Five-Year Global Fixed Income Portfolio(a)	22,007,124	$249,120,642
DFA Inflation-Protected Securities Portfolio(a)	3,825,983	50,043,855
DFA Intermediate Government Fixed Income Portfolio(a)	9,044,079	119,562,718
DFA One-Year Fixed Income Portfolio(a)	23,567,414	243,922,736
DFA Short-Term Government Portfolio(a)	7,298,179	79,550,152
DFA Two-Year Global Fixed Income Portfolio(a)	24,546,425	248,900,752

TOTAL FIXED INCOME FUNDS (Cost $973,747,572)		991,100,855

TOTAL INVESTMENTS — 99.6% (Cost $973,747,572)*		991,100,855

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		4,450,442

NET ASSETS — 100.0%		$995,551,297

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$973,747,572

Gross unrealized appreciation	19,067,587
Gross unrealized depreciation	(1,714,303)

Net unrealized appreciation	$17,353,284

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS

Notes to Portfolio of Investments

November 30, 2012 (unaudited)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, Free Market International Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 – quoted prices in active markets for identical securities;
—	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$988,130,780	$988,130,780	$-	$-

* Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND
	Total Value at November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$730,828,567	$730,828,567	$-	$-

* Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND
	Total Value at November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Investments in Securities*	$991,100,855	$991,100,855	$-	$-

*	Please refer to the Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

FREE MARKET FUNDS

Notes to Portfolio of Investments

November 30, 2012 (unaudited)

(continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended November 30, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

PERIMETER SMALL CAP GROWTH FUND

Portfolio of Investments

November 30, 2012

(Unaudited)

	Shares	Value

COMMON STOCK † — 96.9%
Basic Materials — 3.5%
American Vanguard	43,930	$1,461,550
Balchem	28,714	1,026,525
Buckeye Technologies	56,080	1,554,537
KapStone Paper and Packaging*	61,690	1,352,244
NewMarket	3,510	931,378
PolyOne	34,743	699,723

		7,025,957

Communications — 7.8%
Allot Communications*	64,545	1,409,662
AOL*	41,620	1,561,581
ClickSoftware Technologies	123,682	925,141
DigitalGlobe*	69,025	1,721,484
HealthStream*	36,772	872,232
Ixia*	107,120	1,608,942
NIC	79,041	1,186,405
NICE Systems, ADR*	46,359	1,566,007
Shutterfly*	65,153	1,755,873
SPS Commerce*	26,458	975,242
Tyler Technologies*	31,150	1,461,558
Zix*	239,255	655,559

		15,699,686

Consumer Cyclical — 19.0%
AFC Enterprises*	30,590	808,800
Allegiant Travel	25,400	1,880,108
Arctic Cat*	41,570	1,564,279
Ascena Retail Group*	74,960	1,506,696
Buckle	24,130	1,234,250
Caribou Coffee*	86,807	1,046,024
Casual Male Retail Group*	210,874	807,647
Cheesecake Factory	47,040	1,608,298
Chico’s FAS	69,830	1,302,330
Coinstar*	30,120	1,416,845
Cracker Barrel Old Country Store	29,220	1,795,569
Finish Line, Cl A	44,790	924,018
First Cash Financial Services*	39,424	1,904,573
Francesca’s Holdings*	52,470	1,365,794
Genesco*	36,893	2,041,290
HSN	31,840	1,684,018
MDC Holdings	43,260	1,524,482
Nu Skin Enterprises	22,990	1,043,746
Pier 1 Imports	95,550	1,833,605
Pool	32,430	1,358,493

	Shares	Value
Consumer Cyclical — (Continued)
SHFL Entertainment*	49,190	$676,854
Six Flags Entertainment	24,500	1,506,260
Spirit Airlines*	91,700	1,538,726
Tenneco*	17,970	576,298
Toro	41,920	1,880,531
UniFirst	17,294	1,220,438
Vitamin Shoppe*	27,547	1,632,435
WMS Industries*	28,860	487,734

		38,170,141

Consumer Non-cyclical — 29.7%
Array BioPharma*	437,570	1,719,650
Astex Pharmaceuticals*	235,243	653,976
Bio-Reference Laboratories*	68,060	1,792,020
Cardtronics*	59,430	1,363,324
Charles River Laboratories
International*	57,870	2,220,472
Chemed	25,690	1,748,975
CoreLogic*	60,080	1,552,467
Corporate Executive Board	33,370	1,428,236
Corrections Corp of America	45,530	1,543,467
CoStar Group*	11,130	966,752
Cubist Pharmaceuticals*	45,330	1,840,851
Depomed*	163,720	985,594
Dynavax Technologies*	407,060	1,156,050
Grand Canyon Education*	73,437	1,738,988
Haemonetics*	16,785	1,360,089
HealthSouth*	77,830	1,711,482
Heartland Payment Systems	40,130	1,189,052
HMS Holdings*	112,910	2,616,125
Huron Consulting Group*	39,790	1,310,683
ICON, ADR*	84,997	2,345,067
Impax Laboratories*	77,933	1,585,157
Inter Parfums	70,944	1,420,299
Jazz Pharmaceuticals*	32,520	1,752,178
Masimo	80,680	1,671,690
MAXIMUS	32,829	2,067,899
Metropolitan Health Networks*	56,800	638,432
Myriad Genetics*	48,980	1,406,706
Neogen*	10,086	459,417
Onyx Pharmaceuticals*	15,580	1,175,823
Orthofix International*	44,110	1,643,098
Quad Graphics	73,527	1,191,137
Questcor Pharmaceuticals	17,160	445,302
Rent-A-Center	51,071	1,775,228

The accompanying notes are an integral part of the portfolio of investments.

1

PERIMETER SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

November 30, 2012

(Unaudited)

	Shares	Value
Consumer Non-cyclical — (Continued)
Rollins	68,230	$1,553,597
Salix Pharmaceuticals*	24,720	1,059,252
Seattle Genetics*	60,517	1,531,685
Spectrum Brands Holdings	36,420	1,741,969
Team Health Holdings*	54,910	1,536,931
Thoratec*	23,845	887,034
United Therapeutics*	26,160	1,374,708
WEX*	21,536	1,549,731

		59,710,593

Energy — 4.1%
Energy XXI Bermuda	44,210	1,400,573
Flotek Industries*	66,010	762,416
Geospace Technologies*	28,104	2,140,682
Helix Energy Solutions Group*	59,084	1,034,561
Kodiak Oil & Gas*	167,130	1,433,975
Rex Energy*	117,996	1,551,647

		8,323,854

Financial — 10.9%
Boston Private Financial Holdings	107,060	988,164
Campus Crest Communities, REIT	116,802	1,336,215
Education Realty Trust, REIT	172,660	1,780,125
Encore Capital Group*	55,580	1,477,316
Endurance Specialty Holdings	46,740	1,878,948
First Midwest Bancorp	98,050	1,225,625
Horace Mann Educators	88,930	1,700,342
Infinity Property & Casualty	19,616	1,073,388
Nationstar Mortgage Holdings*	48,690	1,490,888
Pinnacle Financial Partners*	71,420	1,359,123
Platinum Underwriters Holdings	42,990	1,913,915
ProAssurance	20,478	1,856,945
Texas Capital Bancshares*	21,730	978,719
Umpqua Holdings	121,686	1,418,859
Walter Investment Management*	31,689	1,339,811

		21,818,383

Industrial — 12.4%
A.O. Smith	26,936	1,695,621
Actuant, Cl A	31,550	907,694
AZZ	35,520	1,354,022
Belden	36,710	1,383,233
Celadon Group	44,740	773,107
Chart Industries*	13,327	806,017
Covanta Holding	122,240	2,307,891
Darling International*	37,680	635,662
Exponent*	22,310	1,192,246

	Shares	Value
Industrial — (Continued)
Gulfmark Offshore, Cl A*	33,440	$1,048,010
Hexcel*	69,610	1,799,419
Middleby*	10,930	1,392,373
NVE*	7,953	422,304
Old Dominion Freight Line*	41,016	1,371,575
OSI Systems*	42,047	2,576,640
Silgan Holdings	16,250	722,800
Tetra Tech*	64,360	1,657,914
TriMas*	38,463	996,192
Triumph Group	28,010	1,837,736

		24,880,456

Technology — 9.5%
Cavium*	39,250	1,382,778
CommVault Systems*	30,214	2,005,001
Diebold	34,640	1,036,082
Diodes*	25,203	381,573
inContact*	184,131	957,481
InnerWorkings*	129,157	1,680,333
LivePerson*	133,017	1,754,494
Maxwell Technologies*	38,733	280,814
MedAssets*	109,117	1,756,784
Mentor Graphics*	103,500	1,545,255
NetScout Systems*	33,830	849,810
Omnicell*	26,390	402,975
RADWARE*	47,945	1,532,322
SolarWinds*	7,230	405,097
Tangoe*	81,283	1,059,930
Ultimate Software Group*	13,060	1,234,301
Volterra Semiconductor*	46,824	822,229

		19,087,259

TOTAL COMMON STOCK (Cost $164,585,559)		194,716,329

Warrants — 0.0%
Magnum Hunter Resources, Expires 10/14/13	31,749	0

TOTAL WARRANTS (Cost $0)		0

The accompanying notes are an integral part of the portfolio of investments.

2

PERIMETER SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

November 30, 2012

(Unaudited)

Value

TOTAL INVESTMENTS — 96.9% (Cost $164,585,559) **	$194,716,329

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%	6,291,229

NET ASSETS — 100.0%	$201,007,558

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$164,585,559

Gross unrealized appreciation	34,574,626
Gross unrealized depreciation	(4,443,856)

Net unrealized appreciation	$30,130,770

ADR American Depositary Receipt

Cl      Class

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

3

Perimeter

Small Cap Growth Fund

Notes to Portfolio of Investments

November 30, 2012

(Unaudited)

PORTFOLIO VALUATION — The Perimeter Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of November 30, 2012, there were no fair valued securities.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities*	$194,716,329	$194,716,329	$—	$—

Warrants	0	—	0	—

Total	$194,716,329	$194,716,329	$—	$—

*Please refer to the Portfolio of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended November 30, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—96.7%

Basic Industries—2.1%
Graphic Packaging Holding Co. *	150,360	$975,836
Schweitzer-Mauduit International, Inc.	26,840	1,005,695
Sensient Technologies Corp.	8,345	302,089
Spartech Corp. *	42,155	374,336

		2,657,956

Capital Goods—13.5%
Actuant Corp., Class A	45,810	1,317,954
Aegion Corp. *	49,665	1,024,092
Ampco-Pittsburgh Corp.	15,000	280,950
Beacon Roofing Supply, Inc. *	21,635	667,223
Brady Corp., Class A	23,668	755,956
Cabot Corp.	23,270	877,977
Curtiss-Wright Corp.	16,265	516,088
Drew Industries, Inc.	20,520	666,079
Edwards Group Ltd., Sponsored ADR *	89,815	604,455
Gardner Denver, Inc.	7,390	516,191
Globe Specialty Metals, Inc.	71,620	992,653
Granite Construction, Inc.	19,575	598,995
Griffon Corp.	62,325	646,934
Hillenbrand, Inc.	28,410	601,156
Huntington Ingalls Industries, Inc.	14,825	605,601
MRC Global, Inc. *	53,120	1,488,954
Mueller Industries, Inc.	14,875	710,430
Orion Marine Group, Inc. *	108,530	770,563
Rofin-Sinar Technologies, Inc. *	6,090	128,804
Terex Corp. *	37,400	904,706
WESCO International, Inc. *	27,195	1,758,157
World Fuel Services Corp.	18,652	726,495

		17,160,413

Communications—0.0%
EarthLink, Inc.	3,980	26,268

Consumer Durables—2.5%
Tempur-Pedic International, Inc. *	48,390	1,289,594
Thor Industries, Inc.	38,750	1,462,425
Tower International, Inc. *	54,150	425,078

		3,177,097

	Number of Shares	Value

Consumer Non-Durables—6.3%
Alliance One International, Inc. *	80,090	$263,496
Dole Food Co., Inc. *	183,613	2,107,877
Fresh Del Monte Produce, Inc.	23,030	597,628
Matthews International Corp., Class A	9,840	297,660
Nu Skin Enterprises, Inc., Class A	36,715	1,666,861
Skechers U.S.A., Inc., Class A *	27,750	540,015
Steven Madden Ltd. *	22,783	1,014,071
Take-Two Interactive Software, Inc. *	45,785	566,360
Universal Corp.	18,055	900,945

		7,954,913

Consumer Services—18.7%
ABM Industries, Inc.	19,940	380,455
Aeropostale, Inc. *	31,730	438,191
Asbury Automotive Group, Inc. *	49,140	1,483,537
Ascena Retail Group, Inc. *	54,090	1,087,209
Brink’s Co., (The)	36,965	1,015,059
Cato Corp., (The), Class A	13,165	382,575
CBIZ, Inc. *	49,580	288,060
Children’s Place Retail Stores, Inc., (The) *	10,755	522,800
Ennis, Inc.	19,770	300,899
Finish Line, Inc., (The), Class A	104,400	2,153,772
FTI Consulting, Inc. *	64,700	1,999,877
G&K Services, Inc., Class A	16,687	565,689
Group 1 Automotive, Inc.	16,590	1,008,008
Heidrick & Struggles International, Inc.	35,950	472,383
ICF International, Inc. *	13,690	295,978
International Speedway Corp., Class A	37,063	994,400
KAR Auction Services, Inc. *	71,520	1,270,910
Knoll, Inc.	43,453	623,985
Korn/Ferry International *	17,050	245,861
Live Nation Entertainment, Inc. *	66,510	583,958
MAXIMUS, Inc.	21,590	1,359,954
Men’s Wearhouse, Inc., (The)	49,245	1,597,508
Navigant Consulting, Inc. *	112,135	1,167,325
Odyssey Marine Exploration, Inc. *	111,540	313,427

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Consumer Services—(continued)
Rent-A-Center, Inc.	28,740	$999,002
RPX Corp. *	13,960	126,757
Service Corp. International	52,840	736,061
Steiner Leisure Ltd. *	7,310	336,260
Steinway Musical Instruments *	17,570	400,596
Viad Corp.	13,550	304,604
XO Group, Inc. *	39,485	311,932

		23,767,032

Energy—3.4%
Bristow Group, Inc.	15,170	790,357
Contango Oil & Gas Co.	10,010	410,310
Forum Energy Technologies, Inc. *	22,050	556,542
Helix Energy Solutions Group, Inc. *	30,530	534,580
Rosetta Resources, Inc. *	38,060	1,710,416
Swift Energy Co. *	21,885	338,780

		4,340,985

Finance—21.9%
Ameris Bancorp *	21,838	248,735
AMERISAFE, Inc. *	17,090	442,289
Apollo Investment Corp.	34,275	278,313
BBCN Bancorp, Inc.	123,565	1,406,170
Centerstate Banks, Inc.	50,605	397,755
Citizens Republic Bancorp, Inc. *	42,805	803,450
Columbia Banking System, Inc.	26,155	451,435
Cowen Group, Inc., Class A *	25,390	58,905
Fifth Street Finance Corp.	85,520	921,906
First American Financial Corp.	63,075	1,501,185
First Citizens Bancshares, Inc., Class A	3,095	510,675
Flushing Financial Corp.	24,815	371,232
Gladstone Capital Corp.	14,500	119,335
Global Indemnity PLC *	13,183	290,158
Heritage Financial Corp.	31,920	444,646
Infinity Property & Casualty Corp.	10,340	565,805
Janus Capital Group, Inc.	81,910	671,662
JMP Group, Inc.	62,215	326,629
Maiden Holdings Ltd.	148,575	1,334,203
Nationstar Mortgage Holdings, Inc. *	56,800	1,739,216
Navigators Group, Inc., (The) *	8,235	431,596

	Number of Shares	Value

Finance—(continued)
Nelnet, Inc., Class A	36,381	$1,040,133
Ocwen Financial Corp. *	77,820	2,790,625
Park Sterling Corp. *	40,495	212,599
PHH Corp. *	67,935	1,488,456
Platinum Underwriters Holdings Ltd.	22,370	995,912
Safety Insurance Group, Inc.	9,345	419,497
Stancorp Financial Group Inc	12,930	439,749
Stewart Information Services Corp.	60,775	1,659,158
SVB Financial Group *	19,370	1,069,611
Symetra Financial Corp.	71,785	877,931
United Rentals, Inc. *	12,310	511,234
Validus Holdings Ltd. *	4,246	150,576
Walter Investment Management Corp. *	57,730	2,440,824
Washington Federal, Inc.	26,510	426,016

		27,837,621

Health Care—10.0%
Addus HomeCare Corp. *	47,296	320,667
Amsurg Corp. *	19,555	547,931
Centene Corp. *	13,140	576,977
Chemed Corp.	15,335	1,044,007
Hanger Orthopedic Group, Inc. *	41,275	1,077,690
ICON PLC - Sponsored ADR *	36,145	997,240
Integra Lifesciences Holdings Corp. *	12,285	476,167
Kindred Healthcare, Inc. *	75,707	821,421
LHC Group, Inc. *	15,970	309,419
LifePoint Hospitals, Inc. *	13,950	501,921
Omnicell, Inc. *	23,710	362,052
Owens & Minor, Inc.	24,622	674,150
PAREXEL International Corp. *	20,650	666,788
Select Medical Holdings Corp.	82,690	912,898
Symmetry Medical, Inc. *	110,485	1,077,229
U.S. Physical Therapy, Inc.	69,494	1,856,880
VCA Antech, Inc. *	24,450	508,071

		12,731,508

Real Estate Investment Trusts—6.3%
Anworth Mortgage Asset Corp.	113,882	671,904
Capstead Mortgage Corp.	28,815	349,814
Chatham Lodging Trust	47,845	675,571

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Real Estate Investment Trusts—(continued)
Colony Financial, Inc.	20,660	$413,613
CYS Investments, Inc.	113,505	1,451,729
Gladstone Commercial Corp.	16,710	292,926
Hatteras Financial Corp.	38,755	1,033,208
Javelin Mortgage Investment Corp	44,400	820,512
MFA Financial, Inc.	85,400	718,214
Monmouth Real Estate Investment Corp., Class A	65,335	686,018
Two Harbors Investment Corp.	73,630	833,492

		7,947,001

Technology—8.5%
Bel Fuse, Inc., Class B	27,311	433,972
Belden, Inc.	37,360	1,407,725
Brooks Automation, Inc.	41,755	321,514
Coherent, Inc. *	6,745	311,956
Dolan Co., (The) *	23,295	79,902
Electronics for Imaging, Inc. *	26,235	481,675
EnerSys, Inc. *	44,120	1,537,141
Imation Corp. *	28,355	121,359
Insight Enterprises, Inc. *	18,105	306,699
Integrated Device Technology, Inc. *	73,270	459,403
Lexmark International, Inc., Class A	52,475	1,276,717
NETGEAR, Inc. *	26,760	932,854
Sykes Enterprises, Inc. *	76,075	1,115,260
SYNNEX Corp. *	38,455	1,269,784
TeleTech Holdings, Inc. *	18,830	320,487
Teradyne, Inc. *	25,615	400,619

		10,777,067

Transportation—1.5%
Diana Shipping, Inc. *	36,525	271,381
Landstar System, Inc.	7,955	402,284
Quality Distribution, Inc. *	40,265	269,373
UTi Worldwide, Inc.	71,445	1,008,803

		1,951,841

Utilities—2.0%
PNM Resources, Inc.	59,740	1,262,306

	Number of Shares	Value

Utilities—(continued)
SemGroup Corp., Class A *	34,070	$1,283,758

		2,546,064

TOTAL COMMON STOCK (Cost $97,853,126)		122,875,766

TOTAL INVESTMENTS—96.7% (Cost $97,853,126)**		122,875,766

OTHER ASSETS IN EXCESS OF LIABILITIES—3.3%		4,205,349

NET ASSETS—100.0%		$127,081,115

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$97,853,126

Gross unrealized appreciation	30,363,637
Gross unrealized depreciation	(5,340,997)

Net unrealized appreciation	$25,022,640

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$122,875,766	$122,875,766	$—	$—

Total Assets	$122,875,766	$122,875,766	$—	$—

* see Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—99.4%
COMMON STOCK—97.8%
Basic Industries—2.7%
Georgia Gulf Corp. †	96,680	$4,433,745
Greif, Inc., Class B (a)	43,300	1,978,810
KapStone Paper and Packaging Corp. * †	197,505	4,329,310
Owens-Illinois, Inc. * †	248,380	4,975,051
Sealed Air Corp. †	223,025	3,751,281

		19,468,197

Capital Goods—9.7%
Actuant Corp., Class A †	118,360	3,405,217
AECOM Technology Corp. * †	226,730	5,121,831
AM Castle & Co * (a) †	192,200	2,452,472
Chase Corp. (a) †	48,924	843,939
Crane Co.	43,430	1,843,169
EnPro Industries, Inc. * †	97,280	3,821,158
Foster Wheeler AG *	162,090	3,640,541
Gardner Denver, Inc. †	42,905	2,996,914
General Cable Corp. *	96,395	2,767,500
Gibraltar Industries, Inc. *	137,593	1,908,415
Global Power Equipment Group, Inc.	164,045	2,463,956
Hardinge, Inc.	98,040	940,204
Hyster-Yale Materials Handling, Inc. * †	26,339	1,092,542
Innovative Solutions and Support, Inc. *	361,611	1,547,695
LMI Aerospace, Inc. * †	142,096	2,819,185
Michael Baker Corp. †	80,314	1,562,107
Moog, Inc., Class A *	124,505	4,576,804
NCI Building Systems, Inc. *	127,055	1,663,150
Parker Hannifin Corp. †	36,210	2,974,652
Patrick Industries, Inc. *	83,065	1,443,670
Safran SA - ADR	75,840	3,111,715
Spirit Aerosystems Holdings, Inc., Class A *	296,120	4,663,890
Tyco International Ltd. †	54,760	1,553,541
United Technologies Corp. †	27,235	2,181,796
WaterFurnace Renewable Energy, Inc. †	136,945	1,840,130
Watts Water Technologies, Inc., Class A †	93,200	3,810,948
World Fuel Services Corp.	58,715	2,286,949

		69,334,090

	Number of Shares	Value
Communications—4.8%
Comcast Corp., Class A †	145,815	$5,421,402
Dice Holdings, Inc. *	203,810	1,752,766
DIRECTV *	72,735	3,614,929
Hawaiian Telcom Holdco, Inc. * †	438,914	7,878,506
iPass, Inc. *	653,655	1,196,189
Lionbridge Technologies, Inc. *	612,555	2,517,601
Telephone & Data Systems, Inc. †	143,100	3,292,731
United Online, Inc.	408,070	2,334,160
Yahoo!, Inc. * †	221,280	4,153,426
Zix Corp. *	682,563	1,870,223

		34,031,933

Consumer Durables—0.7%
Cooper-Standard Holding, Inc. *	28,760	1,003,724
Helen of Troy Ltd.	83,670	2,582,056
Hooker Furniture Corp. †	85,232	1,183,872

		4,769,652

Consumer Non-Durables—4.8%
Activision Blizzard, Inc. †	170,200	1,947,088
Anheuser-Busch InBev NV - Sponsored ADR †	99,485	8,751,695
Coca-Cola Femsa S.A. de C.V. - Sponsored ADR †	28,955	4,084,971
Energizer Holdings, Inc.	47,700	3,804,552
Hanesbrands, Inc. * †	100,095	3,613,429
Lorillard, Inc. †	35,165	4,260,591
Matthews International Corp., Class A †	65,300	1,975,325
Unilever NV	153,550	5,808,797

		34,246,448

Consumer Services—13.6%
Barrett Business Services, Inc. †	110,238	3,665,413
Belo Corp., Class A	271,815	1,957,068
Biglari Holdings, Inc. *	3,185	1,157,588
Booz Allen Hamilton Holding Corp. (a) †	180,034	2,522,276
Brink’s Co., (The)	45,690	1,254,647
Century Casinos, Inc. * †	831,881	2,204,485
CRA International, Inc. *	204,800	3,620,864
CVS Caremark Corp. †	141,310	6,572,328
DreamWorks Animation SKG, Inc., Class A * (a)	179,365	3,072,522
Ediets.Com, Inc. *	134,337	63,138
Ennis, Inc. †	327,350	4,982,267
Express, Inc. *	313,040	4,673,687

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Services—(continued)
Hudson Global, Inc. * †	285,033	$1,251,295
ICF International, Inc. * †	264,180	5,711,572
Insperity, Inc.	158,375	4,782,925
International Speedway Corp., Class A †	206,165	5,531,407
Kelly Services, Inc., Class A	60,520	826,703
Liberty Interactive Corp., Class A * †	146,390	2,825,327
Liberty Ventures, Series A * †	9,759	571,409
Nash Finch Co. †	207,797	4,384,517
Navigant Consulting, Inc. * †	85,915	894,375
Saga Communications, Inc., Class A * †	37,161	1,685,251
TESCO PLC - Sponsored ADR †	188,255	2,949,956
Towers Watson & Co., Class A †	77,610	4,104,017
Viacom, Inc., Class B †	64,405	3,323,942
Viad Corp. †	198,935	4,472,059
Wal-Mart Stores, Inc. †	62,360	4,491,167
Walgreen Co. †	194,310	6,589,052
Walt Disney Co., (The) †	126,960	6,304,834
XO Group, Inc. *	67,765	535,344

		96,981,435

Energy—7.5%
Calfrac Well Services Ltd.	141,980	3,393,379
Canadian Natural Resources Ltd. †	127,315	3,627,204
Cenovus Energy, Inc. †	99,185	3,307,820
Ensco PLC, Class A †	41,810	2,434,596
EOG Resources, Inc. †	37,475	4,407,809
EQT Corp. †	84,670	5,085,280
Halliburton Co. †	151,035	5,037,017
Occidental Petroleum Corp.	93,750	7,050,938
Rosetta Resources, Inc. * †	78,005	3,505,545
Royal Dutch Shell PLC - ADR †	151,360	10,136,579
SM Energy Co. †	43,595	2,166,236
Weatherford International Ltd. *	331,865	3,454,715

		53,607,118

Finance—20.4%
ACE Ltd. †	78,400	6,211,632
Alterra Capital Holdings Ltd. †	122,145	2,858,193
American International Group, Inc. * †	181,270	6,005,475
AON PLC †	102,205	5,805,244

	Number of Shares	Value

Finance—(continued)
Axis Capital Holdings Ltd. †	92,130	$3,313,916
Berkshire Hathaway, Inc., Class B * †	105,720	9,311,818
Capitol Federal Financial, Inc. †	84,520	1,004,943
Century Bancorp, Inc., Class A †	38,003	1,153,771
Charles Schwab Corp., (The)	224,730	2,943,963
Citigroup, Inc. †	135,718	4,691,771
Citizens Republic Bancorp, Inc. *	85,444	1,603,784
Cowen Group, Inc., Class A *	775,320	1,798,742
Endurance Specialty Holdings Ltd. †	142,510	5,728,902
Fairfax Financial Holdings Ltd. †	4,970	1,749,539
First Southern Bancorp, Inc. Class B 144A ‡	64,350	449,163
Flushing Financial Corp. †	107,711	1,611,356
Goldman Sachs Group, Inc., (The) †	20,118	2,369,699
HF Financial Corp.	83,779	1,109,234
Investors Title Co. †	6,765	406,306
JPMorgan Chase & Co. †	101,846	4,183,834
Leucadia National Corp. †	388,315	8,601,177
Loews Corp. †	83,730	3,422,882
Maiden Holdings Ltd. †	965,047	8,666,122
Morgan Stanley †	221,965	3,744,549
NASDAQ OMX Group, Inc., (The) †	171,785	4,162,350
National Western Life Insurance Co., Class A	8,619	1,301,297
NBH Holdings Corp., Class A 144A ‡	79,735	1,168,915
New Hampshire Thrift Bancshares, Inc.	29,529	369,998
Nicholas Financial, Inc.	122,637	1,563,622
OceanFirst Financial Corp. †	36,680	502,883
Och-Ziff Capital Management Group LLC, Class A †	233,455	2,222,492
PartnerRe Ltd. †	55,885	4,631,749
Primus Guaranty Ltd. * (a)	129,701	1,099,864
RenaissanceRe Holdings Ltd. †	46,300	3,831,788
State Street Corp. †	92,610	4,115,588
Steel Excel, Inc. * †	229,697	5,696,486
Stewart Information Services Corp. †	42,755	1,167,212
TD Ameritrade Holding Corp. †	230,350	3,731,670

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
TFS Financial Corp. * †	99,535	$818,178
Torchmark Corp. †	60,235	3,131,618
Tower Group, Inc. †	267,790	4,525,651
Travelers Cos., Inc., (The) †	46,295	3,278,612
Validus Holdings Ltd. †	139,217	4,936,635
West Coast Bancorp	61,952	1,351,173
White Mountains Insurance Group Ltd. †	6,855	3,532,107

		145,885,903

Health Care—14.5%
Almost Family, Inc. *	70,140	1,391,578
Alpha PRO Tech Ltd. *	485,210	688,998
AmerisourceBergen Corp. †	140,440	5,929,377
Amgen, Inc. †	66,605	5,914,524
Amsurg Corp. * †	125,555	3,518,051
Baxter International, Inc. †	57,600	3,817,152
Becton, Dickinson & Co. †	35,355	2,710,668
BioClinica, Inc. * †	327,186	1,940,213
CardioNet, Inc. *	505,851	1,097,697
Charles River Laboratories International, Inc. *	44,905	1,723,005
Covidien PLC †	59,802	3,475,094
Cross Country Healthcare, Inc. *	659,157	2,643,219
Invacare Corp. †	231,380	3,269,399
Johnson & Johnson †	140,115	9,770,219
Laboratory Corp. of America Holdings * †	76,390	6,461,830
Life Technologies Corp. * †	58,995	2,911,403
MFC Industrial Ltd	237,160	2,056,177
Myriad Genetics, Inc. * †	95,180	2,733,570
Omnicare, Inc. †	101,980	3,695,755
Orthofix International NV *	59,690	2,223,453
Pfizer, Inc. †	401,045	10,034,146
Rotech Healthcare, Inc. *	1,094,044	380,618
Sanofi - ADR †	162,095	7,232,679
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	127,450	5,142,608
United Therapeutics Corp. * †	75,845	3,985,655
UnitedHealth Group, Inc. †	91,500	4,976,685
WuXi PharmaTech Cayman, Inc., - ADR *	246,480	4,039,807

		103,763,580

Real Estate Investment Trusts—0.8%
CBRE Group, Inc., Class A * †	205,005	3,880,745

	Number of Shares	Value

Real Estate Investment Trusts—(continued)
Reis, Inc. *	157,698	$2,023,265

		5,904,010

Technology—17.7%
Actuate Corp. * †	801,125	4,269,996
Alpha & Omega Semiconductor Ltd *	543,538	4,728,781
Amdocs Ltd. †	116,445	3,896,250
Amkor Technology, Inc. * (a) †	600,100	2,550,425
Anixter International, Inc. †	49,590	3,028,957
Arrow Electronics, Inc. * †	47,280	1,761,653
Avnet, Inc. *	55,985	1,639,801
BMC Software, Inc. * †	74,160	3,037,594
CA, Inc. †	228,285	5,058,796
Carbonite, Inc. * (a)	234,735	2,239,372
Celestica, Inc. *	614,130	4,532,279
Coleman Cable, Inc. †	736,458	6,797,507
CSG Systems International, Inc. * †	225,595	4,191,555
Fiserv, Inc. * †	37,550	2,890,974
Flextronics International Ltd. *	411,295	2,381,398
GSI Group, Inc. *	494,240	3,751,282
Hemisphere GPS, Inc. *	839,675	608,764
Ingram Micro, Inc., Class A * †	258,890	4,194,018
Lam Research Corp. * †	84,600	2,971,152
LSI Corp. *	436,745	2,943,661
Microsoft Corp. †	229,260	6,102,901
NAM TAI Electronics, Inc.	262,870	3,943,050
Net 1 UEPS Technologies, Inc. *	362,700	2,818,179
O2Micro International Ltd - ADR *	911,730	2,780,777
ON Semiconductor Corp. *	417,155	2,765,738
Oplink Communications, Inc. * †	205,670	3,187,885
Oracle Corp. †	172,449	5,535,613
Plug Power, Inc. *	3,083,530	1,896,371
QLogic Corp. * †	323,775	3,069,387
Rovi Corp. *	159,535	2,447,267
SAIC, Inc. †	281,020	3,240,161
TE Connectivity Ltd.	138,095	4,859,563
Thermo Fisher Scientific, Inc. †	116,955	7,432,490
Travelsky Technology Ltd, Class H	7,037,185	3,568,557
Vishay Intertechnology, Inc. * †	495,485	4,806,205

		125,928,359

Transportation—0.6%
Con-way, Inc. †	65,905	1,851,271

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Transportation—(continued)
Aurizon Holdings Ltd	392,900	$1,481,233
Vitran Corp., Inc. *	157,157	790,500

		4,123,004

TOTAL COMMON STOCK (Cost $652,127,100)		698,043,729

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 5.000% 144A ‡	110	174,788

TOTAL PREFERRED STOCK (Cost $110,000)		174,788

EXCHANGE TRADED FUND—0.6%
ProShares Short 20+ Year Treasury	150,710	4,322,363

TOTAL EXCHANGE TRADED FUND (Cost $4,348,303)		4,322,363

	Number of Contracts
OPTIONS PURCHASED—0.0%
Blue Nile, Inc.
Put Options
Strike Price $45
Exp. 02/13/12	175	148,750

TOTAL OPTIONS PURCHASED (Cost $208,574)		148,750

	Number of Shares

SECURITIES LENDING COLLATERAL—1.0%
BlackRock Liquidity Fund	7,023,154	7,023,154

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,023,154)		7,023,154

TOTAL LONG POSITIONS—99.4% (Cost $663,817,131)		709,712,784

SECURITIES SOLD SHORT—(58.3%)
RIGHTS—0.0%
McEwen Mining, Inc., Strike $2.25 Exp. 12/03/12	(386,520)	(59,911)
Mountain Province Diamonds, Inc., Strike $3.50 Exp. 11/28/12 ‡	(232,503)	(1,163)

TOTAL RIGHTS (Cost $0)		(61,074)

	Number of Shares	Value

COMMON STOCK—(58.3%)
Basic Industries—(1.6%)
AEP Industries, Inc. *	(66,380)	$(4,015,990)
Ethanex Energy, Inc. *	(648)	(97)
Gold Resource Corp.	(57,230)	(907,668)
Kennady Diamonds, Inc. *	(46,500)	(54,301)
MAG Silver Corp. *	(83,345)	(811,780)
McEwen Mining, Inc. *	(386,520)	(1,430,124)
Mountain Province Diamonds, Inc.*	(232,503)	(843,986)
Myers Industries, Inc.	(158,695)	(2,359,795)
Tanzanian Royalty Exploration Corp. *	(193,370)	(904,972)

		(11,328,713)

Capital Goods—(7.9%)
ADA-ES, Inc. *	(68,138)	(1,114,056)
Ameresco, Inc., Class A *	(121,020)	(1,137,588)
Applied Energetics, Inc. *	(238,070)	(7,380)
Applied Nanotech Holdings, Inc. *	(8,285)	(993)
Builders FirstSource, Inc. *	(475,340)	(2,471,768)
Cummins, Inc.	(32,120)	(3,152,899)
DynaMotive Energy Systems Corp. * ‡Δ	(72,185)	(7)
EDAC Technologies Corp. *	(98,240)	(1,315,434)
Interface, Inc.	(250,260)	(3,676,319)
Kimball International, Inc.	(247,010)	(3,082,685)
Lindsay Corp.	(45,280)	(3,581,195)
Middleby Corp. *	(16,040)	(2,043,336)
Patrick Industries, Inc. *	(200,100)	(3,477,738)
Smith & Wesson Holding Corp. *	(431,120)	(4,569,872)
Titan International, Inc.	(168,412)	(3,423,816)
Toro Co., (The)	(90,140)	(4,043,680)
TransDigm Group, Inc.	(27,920)	(3,797,678)
Trex Co., Inc. *	(207,215)	(8,415,001)
USG Corp. *	(118,280)	(3,173,452)
Vulcan Materials Co.	(47,020)	(2,484,537)
Westport Innovations, Inc. *	(44,125)	(1,158,281)

		(56,127,715)

Communications—(2.7%)
Bazaarvoice, Inc. *	(33,075)	(323,474)
Cogent Communications Group, Inc.	(157,680)	(3,333,355)
Consolidated Communications Holdings, Inc.	(17,260)	(259,590)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Communications—(continued)
CTC Communications Group, Inc. * ‡Δ	(98,900)	$(10)
eGain Communications Corp. *	(160,300)	(686,084)
Elephant Talk Communications, Inc. *	(239,001)	(282,021)
Equinix, Inc. *	(22,140)	(4,112,726)
Interliant, Inc. * ‡ Δ	(600)	0
j2 Global Communications, Inc.	(71,770)	(2,170,325)
LivePerson, Inc. *	(206,805)	(2,727,758)
MicroStrategy, Inc., Class A *	(22,375)	(1,979,964)
Rackspace Hosting, Inc. *	(31,840)	(2,200,781)
Shutterfly, Inc. *	(44,560)	(1,200,892)

		(19,276,980)

Consumer Durables—(2.3%)
American Axle & Manaufacturing Holdings, Inc. *	(191,770)	(2,005,914)
Cavco Industries, Inc. *	(35,330)	(1,819,495)
National Presto Industries, Inc.	(47,545)	(3,649,554)
Qsound Labs, Inc. *	(4,440)	(9)
SodaStream International Ltd. *	(72,570)	(2,894,092)
Tesla Motors, Inc. *	(92,880)	(3,141,202)
Toll Brothers, Inc. *	(95,015)	(3,025,278)

		(16,535,544)

Consumer Non-Durables—(5.1%)
Amish Naturals, Inc. * ‡ Δ	(25,959)	(156)
Annie’s, Inc. *	(53,515)	(1,919,583)
Boston Beer Co., Inc., (The)
Class A *	(16,940)	(1,913,712)
Cal-Maine Foods, Inc.	(47,665)	(2,191,160)
Deckers Outdoor Corp. *	(43,730)	(1,674,422)
Female Health Co., (The)	(336,400)	(2,422,080)
Glu Mobile, Inc. *	(345,780)	(988,931)
Green Mountain Coffee Roasters, Inc. *	(65,420)	(2,398,951)
Lancaster Colony Corp.	(62,080)	(4,701,939)
Mead Johnson Nutrition Co	(74,700)	(5,093,793)
Post Holdings, Inc. *	(93,805)	(3,230,644)
Smart Balance, Inc. *	(319,105)	(3,966,475)
Tumi Holdings, Inc. *	(258,785)	(5,814,899)
Valence Technology, Inc. *	(27,585)	(331)

		(36,317,076)

Consumer Services—(12.7%)
Acxiom Corp. *	(151,370)	(2,677,735)
Amazon.com, Inc. *	(9,165)	(2,310,038)

	Number of Shares	Value

Consumer Services—(continued)
Arbitron, Inc.	(88,025)	$(3,201,469)
Arctic Cat, Inc. *	(91,900)	(3,458,197)
Barnes & Noble, Inc. *	(108,840)	(1,561,854)
BJ’s Restaurants, Inc. *	(54,635)	(1,873,434)
Blue Nile, Inc. *	(112,363)	(4,420,360)
Buffalo Wild Wings, Inc. *	(52,825)	(3,826,643)
Coinstar, Inc. *	(34,930)	(1,643,107)
Conn’s, Inc. *	(87,180)	(2,465,450)
Francesca’s Holdings Corp. *	(48,355)	(1,258,681)
Fresh Market, Inc., (The) *	(41,545)	(2,153,277)
GameStop Corp., Class A	(46,400)	(1,218,000)
Imax Corp. *	(103,880)	(2,249,002)
InnerWorkings, Inc. *	(150,215)	(1,954,297)
Iron Mountain, Inc.	(68,811)	(2,174,428)
JC Penney Co., Inc.	(86,600)	(1,553,604)
Life Time Fitness, Inc. *	(45,575)	(2,144,760)
Lululemon Athletica, Inc. *	(58,460)	(4,196,259)
Lumber Liquidators Holdings, Inc. *	(30,975)	(1,662,738)
Manchester United PLC, Class A *	(136,165)	(1,815,079)
Mattress Firm Holding Corp. *	(90,297)	(2,583,397)
Morningstar, Inc.	(54,150)	(3,456,395)
Netflix, Inc. *	(45,110)	(3,685,938)
Polaris Industries, Inc.	(25,910)	(2,197,427)
Red Robin Gourmet Burgers, Inc. *	(79,540)	(2,604,935)
Ritchie Bros. Auctioneers, Inc.	(330,145)	(7,563,622)
Sears Holdings Corp. *	(43,590)	(1,831,216)
Sturm Ruger & Co., Inc.	(81,315)	(4,764,246)
Texas Roadhouse, Inc.	(190,555)	(3,165,119)
Tractor Supply Co.	(26,945)	(2,414,811)
Urban Outfitters, Inc. *	(100,445)	(3,786,776)
Viggle, Inc. *	(4,896)	(8,323)
VistaPrint NV *	(62,615)	(1,943,883)
Zillow, Inc., Class A *	(34,705)	(955,082)

		(90,779,582)

Energy—(1.0%)
Beard Co. *	(9,710)	(544)
CARBO Ceramics, Inc.	(18,500)	(1,416,545)
Crescent Point Energy Corp.	(32,120)	(1,256,534)
InterOil Corp. *	(21,570)	(1,200,586)
Miller Energy Resources, Inc. *	(253,560)	(1,151,162)
Petroleo Brasileiro SA - ADR	(115,180)	(2,069,785)

		(7,095,156)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(1.3%)
DFC Global Corp. *	(152,585)	$(2,662,608)
First Cash Financial Services, Inc.*	(89,310)	(4,314,566)
Value Line, Inc.	(78,574)	(716,595)
WisdomTree Investments, Inc. *	(301,365)	(1,841,340)

		(9,535,109)

Health Care—(10.6%)
ABIOMED, Inc. *	(148,605)	(1,983,877)
Advisory Board Co., (The) *	(65,150)	(2,948,038)
Agenus, Inc. *	(175,605)	(760,370)
Air Methods Corp. *	(23,880)	(2,606,980)
Align Technology, Inc. *	(99,260)	(2,718,731)
Alnylam Pharmaceuticals, Inc. *	(85,300)	(1,447,541)
Arena Pharmaceuticals, Inc. *	(203,905)	(1,806,598)
Ariad Pharmaceuticals, Inc. *	(157,575)	(3,523,377)
athenahealth, Inc. *	(32,520)	(2,071,199)
AVANIR Pharmaceuticals, Inc., Class A *	(381,715)	(1,007,728)
Biotime, Inc. *	(105,150)	(377,489)
BodyTel Scientific, Inc. * Δ	(4,840)	0
CareView Communications, Inc. *	(207,465)	(168,047)
Cerner Corp. *	(66,225)	(5,113,895)
Computer Programs & Systems, Inc.	(29,575)	(1,480,820)
Conceptus, Inc. *	(183,910)	(3,827,167)
Curis, Inc. *	(228,155)	(764,319)
DexCom, Inc. *	(156,995)	(2,053,495)
Edwards Lifesciences Corp. *	(39,390)	(3,417,870)
Fluidigm Corp. *	(81,220)	(1,156,573)
HealthStream, Inc. *	(79,135)	(1,877,082)
HeartWare International, Inc. *	(55,720)	(4,586,313)
Hi-Tech Pharmacal Co., Inc. *	(82,945)	(2,504,939)
HMS Holdings Corp. *	(208,085)	(4,821,329)
IDEXX Laboratories, Inc. *	(15,145)	(1,415,603)
Immunomedics, Inc. *	(388,750)	(1,240,113)
Incyte Corp. Ltd. *	(85,845)	(1,510,872)
Insulet Corp. *	(86,530)	(1,899,334)
Mindray Medical International Ltd. - ADR	(80,220)	(2,713,843)
NxStage Medical, Inc. *	(146,200)	(1,757,324)
OraSure Technologies, Inc. *	(187,650)	(1,444,905)
Seattle Genetics, Inc. *	(184,350)	(4,665,899)
Sequenom, Inc. *	(424,760)	(2,068,581)
Spectrum Pharmaceuticals, Inc. *	(331,995)	(3,930,821)

		(75,671,072)

	Number of Shares	Value

Real Estate Investment Trusts—(0.4%)
Simon Property Group, Inc.	(20,370)	$(3,098,888)

		(3,098,888)

Technology—(12.3%)
3D Systems Corp. *	(83,840)	(3,748,486)
ANTs Software, Inc. *	(10,334)	(166)
Aspen Technology, Inc. *	(197,535)	(5,133,935)
Cavium, Inc. *	(102,970)	(3,627,633)
Ciena Corp. *	(266,805)	(3,970,058)
Cirrus Logic, Inc. *	(199,055)	(6,234,403)
CommVault Systems, Inc. *	(36,110)	(2,396,260)
Consygen, Inc. * ‡ Δ	(200)	0
Cornerstone OnDemand, Inc. *	(56,850)	(1,594,074)
E2open, Inc. *	(114,625)	(1,617,359)
Ellie Mae, Inc. *	(118,885)	(2,950,726)
Ener1, Inc. * ‡ Δ	(102,820)	(10)
Entegris, Inc. *	(448,840)	(4,021,606)
EZchip Semiconductor Ltd. *	(53,455)	(2,026,479)
Garmin Ltd	(55,115)	(2,143,422)
Generac Holdings, Inc.	(42,345)	(1,381,717)
IntraLinks Holdings, Inc. *	(354,203)	(2,334,198)
IPG Photonics Corp. *	(48,310)	(2,855,121)
Measurement Specialties, Inc. *	(84,258)	(2,616,211)
Mellanox Technologies Ltd. *	(34,840)	(2,539,139)
MoSys, Inc. *	(153,340)	(490,688)
NAM TAI Electronics, Inc.	(384,975)	(5,774,625)
Nanometrics, Inc. *	(123,700)	(1,788,702)
Nestor, Inc. *	(15,200)	(9)
NetSuite, Inc. *	(48,895)	(2,915,120)
Power Integrations, Inc.	(59,220)	(1,842,334)
QLIK Technologies, Inc. *	(167,595)	(3,247,991)
RealPage, Inc. *	(79,600)	(1,575,284)
Red Hat, Inc. *	(49,355)	(2,438,137)
Ruckus Wireless, Inc.	(43,860)	(580,706)
Salesforce.com, Inc. *	(19,925)	(3,141,575)
Tessco Technologies, Inc.	(225,770)	(4,915,013)
TIBCO Software, Inc. *	(89,900)	(2,251,995)
Tiger Telematics, Inc. * ‡ Δ	(6,510)	(7)
TigerLogic Corp. *	(96,490)	(181,401)
Tower Semiconductor Ltd. *	(34,291)	(290,102)
Ultratech, Inc. *	(91,265)	(2,995,317)
ViaSat, Inc. *	(54,825)	(2,095,960)
WorldGate Communications, Inc. *	(582,655)	(466)
Xybernaut Corp. * ‡ Δ	(34,156)	0

		(87,716,435)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Transportation—(0.3%)
Golar LNG Ltd	(43,140)	$(1,685,911)

		(1,685,911)

Utilities—(0.1%)
Cadiz, Inc. *	(72,010)	(615,686)

TOTAL COMMON STOCK (Proceeds $402,403,417)		(415,783,867)

TOTAL SECURITIES SOLD SHORT —(58.3%) (Proceeds $402,403,417)		(415,844,941)

	Number of Contracts

OPTIONS WRITTEN††—0.0%
Arena Pharmaceuticals, Inc.
Call Options
Expires 01/18/14
Strike Price $10	(1,140)	(225,720)
Groupon, Inc.
Call Options
Expires 01/19/13
Strike Price $20	(552)	(2,760)

TOTAL OPTIONS WRITTEN (Premiums received $499,203)		(228,480)

OTHER ASSETS IN EXCESS OF LIABILITIES—58.9%		420,045,977

NET ASSETS—100.0%		$713,685,340

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2012, these securities amounted to $1,792,866 or 0.3% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At November 30, 2012, the market value of securities on loan was $6,778,405.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2012 long positions amounted to $1,792,866 and short positions amounted to ($1,353), or 0.3% and (0.0%), respectively, of net assets.
Δ	—	Security has been deemed illiquid. Less then 0.001% of the Fund’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.
**	The cost and unrealized appreciation and depreciation in the value of the investstments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$663,817,131

Gross unrealized appreciation	82,828,208
Gross unrealized depreciation	(36,932,555)

Net unrealized appreciation	$45,895,653

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$19,468,197	$19,468,197	$—	$—
Capital Goods	69,334,090	69,334,090	—	—
Communications	34,031,933	34,031,933	—	—
Consumer Durables	4,769,652	4,769,652	—	—
Consumer Non-Durables	34,246,448	34,246,448	—	—
Consumer Services	96,981,435	96,981,435	—	—
Energy	53,607,118	53,607,118	—	—
Finance	145,885,903	144,267,825	—	1,618,078
Health Care	103,763,580	103,763,580	—	—
Real Estate Investment Trusts	5,904,010	5,904,010	—	—
Technology	125,928,359	125,928,359	—	—
Transportation	4,123,004	2,641,771	—	1,481,233
Preferred Stocks
Finance	174,788	—	—	174,788
Exchange Traded Fund	4,322,363	4,322,363	—	—
Options Purchased
Equity Contracts	148,750	—	148,750	—
Securities Lending Collateral	7,023,154	7,023,154	—	—

Total Assets	$709,712,784	$706,289,935	$148,750	$3,274,099

	Total Value as of November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Rights	$(61,074)	$(59,911)	$—	$(1,163)
Common Stock
Basic Industries	(11,328,713)	(11,328,713)	—	—
Capital Goods	(56,127,715)	(56,127,708)	—	(7)
Communications	(19,276,980)	(19,276,970)	—	(10)
Consumer Durables	(16,535,544)	(16,535,544)	—	—
Consumer Non-Durables	(36,317,076)	(36,316,920)	—	(156)
Consumer Services	(90,779,582)	(90,779,582)	—	—
Energy	(7,095,156)	(7,095,156)	—	—
Finance	(9,535,109)	(9,535,109)	—	—
Health Care	(75,671,072)	(75,671,072)	—	—
Real Estate Investment Trusts	(3,098,888)	(3,098,888)	—	—
Technology	(87,716,435)	(87,716,418)	—	(17)
Transportation	(1,685,911)	(1,685,911)	—	—
Utilities	(615,686)	(615,686)	—	—
Options Written
Equity Contracts	(228,480)	—	(228,480)	—

Total Liabilities	$(416,073,421)	$(415,843,588)	$(228,480)	$(1,353)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—94.9%
COMMON STOCK—94.9%
Basic Industries—4.3%
Ashland, Inc. †	19,376	$ 1,374,146
AuRico Gold, Inc. *	210,235	1,661,393
Barrick Gold Corp. †	21,680	748,610
Chemtura Corp. *	60,800	1,235,456
Crown Holdings, Inc. * †	29,192	1,090,321
Graphic Packaging Holding Co. * †	227,721	1,477,909
Innospec, Inc. *	26,215	834,423
International Paper Co.	26,330	977,896
Newmont Mining Corp. †	16,450	774,631
Norbord, Inc. *	34,400	841,862
Owens-Illinois, Inc. *	53,350	1,068,601
PH Glatfelter Co.	38,420	652,756
PPG Industries, Inc.	2,695	334,908
Sensient Technologies Corp. †	38,730	1,402,026
Smurfit Kappa Group PLC *	86,895	1,018,226
Yamana Gold, Inc.	68,845	1,294,286

		16,787,450

Capital Goods—16.9%
3M Co. †	15,775	1,434,736
ABB Ltd. - Sponsored ADR	63,156	1,226,489
AGCO Corp. * †	41,480	1,914,302
Allison Transmission Holdings, Inc. †	88,542	1,840,788
Babcock & Wilcox Co., (The)	45,830	1,154,458
Cabot Corp.	27,120	1,023,238
Carlisle Cos, Inc.	9,606	544,372
CNH Global NV * †	31,085	1,479,957
Cubic Corp. †	33,070	1,618,776
Curtiss-Wright Corp. †	33,338	1,057,815
Dover Corp. †	26,840	1,706,756
Emerson Electric Co. †	25,325	1,272,075
EnPro Industries, Inc. * †	30,781	1,209,078
Flowserve Corp. †	11,411	1,580,994
Fluor Corp. †	20,711	1,099,340
Gardner Denver, Inc.	12,681	885,768
HB Fuller Co.	38,155	1,253,392
Honeywell International, Inc. †	40,025	2,454,733
Hubbell, Inc., Class B †	14,717	1,239,907
Huntington Ingalls Industries, Inc.	42,535	1,737,555
Illinois Tool Works, Inc. †	26,250	1,616,212
Kennametal, Inc. †	29,430	1,121,872

	Number of Shares	Value

Capital Goods—(continued)
Komatsu Ltd.	50,300	$ 1,126,998
LB Foster Co., Class A	31,570	1,308,577
Lockheed Martin Corp. †	19,715	1,839,410
Meggitt PLC	161,310	1,006,378
Metso OYJ	25,104	943,877
Minerals Technologies, Inc. †	17,914	1,325,636
Mitsubishi Electric Corp.	93,000	724,280
Northrop Grumman Corp. †	25,280	1,686,176
PACCAR, Inc. †	39,715	1,745,077
Parker Hannifin Corp. †	22,455	1,844,678
Precision Castparts Corp. †	9,455	1,733,952
Raytheon Co. †	28,670	1,637,917
Rheinmetall AG	33,931	1,570,761
Smiths Group PLC	58,569	1,027,510
Standex International Corp. †	27,144	1,337,113
Stanley Black & Decker, Inc. †	38,065	2,737,254
Textron, Inc.	22,185	521,126
Triumph Group, Inc. †	34,865	2,287,493
Tyco International Ltd. †	64,910	1,841,497
United Technologies Corp. †	19,670	1,575,764
URS Corp.	24,805	934,652
WABCO Holdings, Inc. * †	23,811	1,477,473
WESCO International, Inc. * †	37,840	2,446,356
Xylem, Inc. †	36,949	963,999

		66,116,567

Communications—4.4%
Baidu, Inc. - Sponsored ADR *	11,960	1,151,868
Comcast Corp., Class A †	69,220	2,573,600
Google, Inc., Class A * †	4,335	3,027,434
IAC/InterActiveCorp	32,290	1,522,473
RigNet, Inc. * †	41,240	792,633
Sohu.com, Inc. * †	29,510	1,175,383
Time Warner Cable, Inc. †	26,290	2,494,658
Vodafone Group PLC - Sponsored ADR †	56,545	1,458,861
Windstream Corp. †	138,040	1,156,775
Yahoo!, Inc. * †	97,355	1,827,353

		17,181,038

Consumer Durables—1.8%
Cie Generale des Etablissements Michelin	20,521	1,908,490
Lear Corp. †	34,523	1,507,619
LISI	12,154	885,180
Newell Rubbermaid, Inc.	70,185	1,530,735

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Durables—(continued)
TS Tech Co. Ltd.	38,475	$ 682,828
Unipres Corp.	25,550	610,894

		7,125,746

Consumer Non-Durables—4.9%
Anheuser-Busch InBev NV - Sponsored ADR †	22,865	2,011,434
Coca-Cola Enterprises, Inc. †	49,215	1,534,524
Constellation Brands, Inc., Class A * †	71,175	2,553,759
Cott Corp. †	218,485	1,878,971
Electronic Arts, Inc. * †	222,710	3,298,335
Henkel AG & Co. KGaA	19,754	1,338,497
Ingredion, Inc. †	26,055	1,692,272
Kerry Group PLC, Class A	15,952	835,763
Perfect World Co. Ltd. - Sponsored ADR †	195,960	2,179,075
Unilever NV †	43,440	1,643,335

		18,965,965

Consumer Services—12.0%
ANN, Inc. * †	37,020	1,242,021
Bed Bath & Beyond, Inc. * †	21,090	1,238,405
Berendsen PLC	64,120	595,834
CBS Corp., Class B non-voting shares †	31,690	1,140,206
Ctrip.com International Ltd. - ADR *	59,650	1,139,315
CVS Caremark Corp. †	37,190	1,729,707
Daily Mail & General Trust PLC, Class A	172,910	1,459,939
eBay, Inc. * †	40,760	2,152,943
eLong, Inc. - Sponsored ADR *	15,561	228,747
Equifax, Inc. †	29,595	1,516,448
FTI Consulting, Inc. * †	60,470	1,869,128
Global Sources Ltd. *	120,399	727,210
Interpublic Group of Cos., Inc., (The) †	114,575	1,239,702
Kohl’s Corp. †	30,660	1,368,969
Liberty Media Corp. - Liberty Capital, Class A * †	19,400	2,133,806
Macy’s, Inc. †	43,930	1,700,091
Manpower, Inc. †	26,453	1,016,853
McGraw-Hill Cos., Inc., (The) †	28,425	1,509,652
Moody’s Corp. †	38,690	1,879,560
News Corp., Class A †	70,520	1,737,613
Nordstrom, Inc. †	21,850	1,181,867

	Number of Shares	Value

Consumer Services—(continued)
Odyssey Marine Exploration, Inc. * †	381,465	$ 1,071,917
Omnicom Group, Inc. †	26,505	1,318,359
Rent-A-Center, Inc.	42,880	1,490,509
Robert Half International, Inc. †	55,285	1,562,354
Staples, Inc. †	76,580	895,986
Target Corp. †	27,920	1,762,590
Time Warner, Inc. †	44,455	2,102,722
Towers Watson & Co., Class A †	29,150	1,541,452
Viacom, Inc., Class B †	30,710	1,584,943
Walt Disney Co., (The) †	38,560	1,914,890
Williams-Sonoma, Inc.	24,730	1,119,280
WPP PLC	135,695	1,860,980

		47,033,998

Energy—9.3%
Awilco Drilling PLC *	67,712	747,116
Contango Oil & Gas Co. *	17,295	708,922
EOG Resources, Inc. †	38,588	4,538,721
EQT Corp. †	39,965	2,400,298
Exxon Mobil Corp. †	22,265	1,962,437
Forum Energy Technologies, Inc. *	47,325	1,194,483
Halliburton Co. †	94,900	3,164,915
Kosmos Energy Ltd.	120,690	1,431,383
LinnCo LLC	40,200	1,552,926
Noble Energy, Inc. †	28,535	2,789,296
Occidental Petroleum Corp. †	44,050	3,313,001
Phillips 66 * †	71,740	3,757,024
Rosetta Resources, Inc. *	31,132	1,399,072
Royal Dutch Shell PLC - ADR #	41,585	2,784,947
SM Energy Co. †	51,180	2,543,134
Valero Energy Corp.	29,995	967,639
Weatherford International Ltd *	100,075	1,041,781

		36,297,095

Finance—15.5%
ACE Ltd. †	21,075	1,669,772
Axis Capital Holdings Ltd.	50,190	1,805,334
BB&T Corp. †	66,105	1,862,178
Berkshire Hathaway, Inc., Class B * †	19,455	1,713,596
Capital One Financial Corp. †	53,125	3,060,000
CapitalSource, Inc.	163,540	1,316,497
Catlin Group Ltd.	178,440	1,380,268
Charles Schwab Corp., (The)	40,455	529,961

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
Citigroup, Inc. †	95,651	$ 3,306,655
Comerica, Inc. †	63,505	1,879,113
Discover Financial Services †	45,283	1,884,226
East West Bancorp, Inc.	63,084	1,334,227
Everest Re Group Ltd. †	15,445	1,675,319
Fifth Third Bancorp †	205,635	3,010,496
First Niagara Financial Group, Inc.	149,320	1,125,873
Goldman Sachs Group, Inc., (The) †	10,410	1,226,194
Huntington Bancshares, Inc. †	278,555	1,713,113
JPMorgan Chase & Co. †	76,712	3,151,329
Marsh & McLennan Cos., Inc. †	48,900	1,722,258
MetLife, Inc. †	31,210	1,035,860
Morgan Stanley †	69,390	1,170,609
PNC Financial Services Group, Inc. †	20,460	1,148,624
Raymond James Financial, Inc. †	51,875	1,958,281
Regions Financial Corp.	175,000	1,167,250
SLM Corp. †	66,698	1,103,852
State Street Corp. †	39,435	1,752,491
Steel Excel, Inc. * †	29,325	727,260
SunTrust Banks, Inc. †	89,440	2,428,296
Symetra Financial Corp. †	104,165	1,273,938
TD Ameritrade Holding Corp. †	106,190	1,720,278
Torchmark Corp. †	38,315	1,991,997
Travelers Cos., Inc., (The)	20,715	1,467,036
US Bancorp †	54,885	1,770,590
Validus Holdings Ltd. †	37,210	1,319,467
Wells Fargo & Co. †	95,033	3,137,039

		60,539,277

Health Care—8.9%
AmerisourceBergen Corp. †	42,140	1,779,151
Amgen, Inc. †	13,207	1,172,782
Baxter International, Inc.	11,587	767,870
Bayer AG - Sponsored ADR †	7,030	636,918
Cardinal Health, Inc. †	42,215	1,707,597
CareFusion Corp. * †	56,070	1,565,474
Chemed Corp. †	23,335	1,588,647
CIGNA Corp. †	32,620	1,705,047
Covidien PLC †	21,397	1,243,380
DaVita HealthCare Partners, Inc. * †	11,460	1,237,680
Endo Health Solutions, Inc. *	44,079	1,263,304
Exactech, Inc. *	37,950	644,770

	Number of Shares	Value

Health Care—(continued)
Express Scripts Holding Co. *	27,270	$ 1,468,489
Hologic, Inc. * †	65,832	1,256,075
Humana, Inc. †	22,570	1,476,304
ICON PLC - Sponsored ADR *	38,761	1,069,416
Johnson & Johnson †	14,905	1,039,326
McKesson Corp. †	18,220	1,721,243
Omnicare, Inc. †	53,460	1,937,390
Omnicell, Inc. * †	89,086	1,360,343
Pfizer, Inc. †	44,560	1,114,891
Quest Diagnostics, Inc. †	23,505	1,358,119
Roche Holding AG - Sponsored ADR †	16,835	828,450
Sanofi - ADR	32,968	1,471,032
Stryker Corp. †	20,513	1,110,984
UnitedHealth Group, Inc. †	27,535	1,497,629
Universal Health Services, Inc.	19,650	885,626

		34,907,937

Technology—15.3%
Accenture PLC, Class A †	12,972	881,058
Alliance Data Systems Corp. * †	10,160	1,447,698
Amdocs Ltd. †	56,005	1,873,927
Analog Devices, Inc. †	25,251	1,025,191
Apple, Inc. †	3,790	2,218,211
Arrow Electronics, Inc. * †	52,742	1,965,167
Avnet, Inc. * †	66,310	1,942,220
BMC Software, Inc. * †	47,250	1,935,360
CA, Inc. †	81,633	1,808,987
CACI International, Inc., Class A * †	23,250	1,189,237
CGI Group, Inc., Class A * †	82,345	1,893,112
Cisco Systems, Inc. †	105,475	1,994,532
EMC Corp. * †	98,882	2,454,251
EnerSys, Inc. *	31,217	1,087,600
Fiserv, Inc. *	18,250	1,405,067
Flextronics International Ltd. * †	358,524	2,075,854
Harris Corp. †	59,985	2,827,093
Hewlett-Packard Co. †	32,902	427,397
Ingram Micro, Inc., Class A * †	92,105	1,492,101
International Business Machines Corp.	5,178	984,182
LSI Corp. *	267,695	1,804,264
Microsoft Corp. †	102,430	2,726,687
ON Semiconductor Corp. *	295,835	1,961,386
Oracle Corp. †	72,462	2,326,030

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Technology—(continued)
Samsung Electronics Co. Ltd.	2,325	$3,018,839
Seagate Technology PLC †	88,590	2,223,609
STMicroelectronics NV †	55,998	356,147
Symantec Corp. * †	113,483	2,128,941
TE Connectivity Ltd. †	46,940	1,651,819
TeleTech Holdings, Inc. *	33,342	567,481
Texas Instruments, Inc. †	45,160	1,330,865
VeriFone Systems, Inc. * †	63,275	1,922,927
Western Digital Corp. †	56,850	1,901,064
WEX, Inc. * †	26,240	1,888,230
Xerox Corp. †	160,213	1,091,051

		59,827,585

Transportation—1.1%
Con-way, Inc.	31,350	880,621
Norfolk Southern Corp.	18,565	1,120,955
United Parcel Service, Inc., Class B †	18,120	1,324,753
UTi Worldwide, Inc.	56,105	792,203

		4,118,532

Utilities—0.5%
AES Corp. †	112,130	1,196,427
Great Plains Energy, Inc.	43,040	871,560

		2,067,987

TOTAL COMMON STOCK—94.9%
(Cost $346,658,135)		370,969,177

TOTAL LONG POSITIONS—94.9%
(Cost $346,658,135) **		370,969,177

SECURITIES SOLD SHORT—(44.7%)

COMMON STOCK—(44.7%)
Basic Industries—(1.4%)
A Schulman, Inc.	(23,700)	(620,466)
Antofagasta PLC	(39,225)	(809,437)
Aptargroup, Inc.	(2,915)	(138,958)
Greif, Inc., Class A	(15,835)	(649,710)
Myers Industries, Inc.	(12,162)	(180,849)
Resolute Forest Products *	(22,055)	(258,264)
Silgan Holdings, Inc.	(5,000)	(222,400)
Solvay SA	(5,660)	(767,023)
Texas Industries, Inc. *	(15,699)	(728,748)
Wausau Paper Corp.	(54,835)	(460,066)
Westlake Chemical Corp.	(7,220)	(522,800)

		(5,358,721)

Capital Goods—(4.8%)
AAON, Inc.	(18,620)	(391,951)
Acuity Brands, Inc.	(13,998)	(925,968)

	Number of Shares	Value

Capital Goods—(continued)
Altra Holdings, Inc.	(42,640)	$(802,058)
Builders FirstSource, Inc. *	(95,310)	(495,612)
Caterpillar, Inc.	(23,565)	(2,008,681)
CSR Corp. Ltd., Class H	(1,239,000)	(1,047,128)
Donaldson Co., Inc.	(25,615)	(860,152)
Eaton Corp.	(26,285)	(1,371,026)
Federal Signal Corp. *	(135,240)	(795,211)
Graco, Inc.	(14,583)	(720,546)
Interface, Inc.	(33,715)	(495,273)
James Hardie Industries PLC - Sponsored ADR	(9,200)	(439,208)
Lennox International, Inc.	(21,770)	(1,144,884)
Manitex International, Inc. *	(77,665)	(591,807)
Middleby Corp. *	(6,616)	(842,812)
Mueller Water Products, Inc., Class A	(210,698)	(1,175,695)
Olin Corp.	(21,240)	(440,305)
Robbins & Myers, Inc.	(8,171)	(485,357)
Simpson Manufacturing Co., Inc.	(10,500)	(343,455)
Sun Hydraulics Corp.	(50,220)	(1,312,751)
Taiheiyo Cement Corp.	(216,340)	(482,884)
Trex Co., Inc. *	(16,245)	(659,710)
USG Corp. *	(15,040)	(403,523)
Vulcan Materials Co.	(9,532)	(503,671)

		(18,739,668)

Communications—(5.6%)
Angie’s List, Inc. *	(72,975)	(810,752)
AOL, Inc. *	(41,850)	(1,570,212)
Cbeyond, Inc. *	(143,620)	(1,067,097)
CenturyLink, Inc.	(24,065)	(934,685)
Cincinnati Bell, Inc. *	(269,945)	(1,438,807)
Cogent Communications Group, Inc.	(52,685)	(1,113,761)
Consolidated Communications Holdings, Inc.	(63,730)	(958,499)
Equinix, Inc. *	(8,155)	(1,514,873)
France Telecom SA	(70,805)	(749,479)
Internap Network Services Corp. *	(91,675)	(547,300)
Level 3 Communications, Inc. *	(52,050)	(981,663)
LinkedIn Corp., Class A *	(18,975)	(2,051,957)
Lumos Networks Corp.	(60,975)	(596,945)
NII Holdings, Inc. *	(75,290)	(381,720)
Rackspace Hosting, Inc. *	(31,330)	(2,165,530)
Shutterfly, Inc. *	(29,880)	(805,266)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Communications—(continued)
Shutterstock, Inc. *	(65,085)	$ (1,666,176)
Telefonica SA - Sponsored ADR	(63,230)	(823,887)
Verizon Communications, Inc.	(20,895)	(921,887)
YY, Inc. - ADR *	(50,000)	(710,000)

		(21,810,496)

Consumer Durables—(1.6%)
American Axle & Manaufacturing Holdings, Inc. *	(35,087)	(367,010)
Autoneum Holding AG	(5,887)	(285,869)
Cooper Tire & Rubber Co.	(38,616)	(964,628)
Electrolux AB - Series B	(25,500)	(667,265)
Exide Technologies *	(278,856)	(805,894)
Faurecia	(28,440)	(446,623)
Goodyear Tire & Rubber Co., (The) *	(93,524)	(1,178,402)
Modine Manufacturing Co. *	(90,920)	(672,808)
National Presto Industries, Inc.	(5,120)	(393,011)
Toll Brothers, Inc. *	(13,745)	(437,641)

		(6,219,151)

Consumer Non-Durables—(3.1%)
Annie’s, Inc. *	(22,575)	(809,765)
Clorox Co., (The)	(16,830)	(1,284,971)
Fossil, Inc. *	(12,130)	(1,048,517)
Giant Interactive Group, Inc.	(295,630)	(1,566,839)
Glu Mobile, Inc. *	(101,603)	(290,585)
Huabao International Holdings Ltd.	(1,934,000)	(873,397)
National Beverage Corp. *	(80,362)	(1,379,012)
Post Holdings, Inc. *	(28,680)	(987,739)
Snyders-Lance, Inc.	(47,165)	(1,135,733)
Tootsie Roll Industries, Inc.	(45,035)	(1,224,051)
Under Armour, Inc., Class A *	(28,700)	(1,487,521)

		(12,088,130)

Consumer Services—(7.8%)
Acxiom Corp. *	(101,155)	(1,789,432)
ADT Corp., (The) *	(25,300)	(1,161,270)
Amazon.com, Inc. *	(3,650)	(919,983)
AMC Networks, Inc., Class A *	(20,220)	(1,066,807)
Arbitron, Inc.	(25,835)	(939,619)
AutoNation, Inc. *	(7,014)	(273,125)
Barnes & Noble, Inc. *	(82,885)	(1,189,400)
BJ’s Restaurants, Inc. *	(25,045)	(858,793)
Blue Nile, Inc. *	(36,705)	(1,443,975)
Bureau Veritas SA	(8,410)	(933,083)

	Number of Shares	Value

Consumer Services—(continued)
CarMax, Inc. *	(43,895)	$ (1,591,633)
Dex One Corp. *	(472,570)	(458,393)
Family Dollar Stores, Inc.	(17,920)	(1,275,904)
Fresh Market, Inc., (The) *	(13,310)	(689,857)
Gray Television, Inc. *	(422,680)	(887,628)
Heritage-Crystal Clean, Inc. *	(17,555)	(262,974)
Lululemon Athletica, Inc. *	(18,805)	(1,349,823)
Monro Muffler Brake, Inc.	(33,820)	(1,084,946)
Morningstar, Inc.	(15,440)	(985,535)
MSCI, Inc., Class A *	(28,605)	(829,545)
Nutrisystem, Inc.	(108,590)	(867,634)
Penske Automotive Group, Inc.	(7,500)	(218,475)
Pool Corp.	(18,179)	(761,518)
R. R. Donnelley & Sons Co.	(74,315)	(698,561)
Ritchie Bros. Auctioneers, Inc.	(56,090)	(1,285,022)
Rollins, Inc.	(50,425)	(1,148,177)
Sysco Corp.	(48,190)	(1,525,214)
Vail Resorts, Inc.	(12,628)	(711,209)
Vitacost.com, Inc. *	(112,862)	(818,250)
Wendy’s Co., (The)	(351,690)	(1,638,875)
Zillow, Inc., Class A *	(23,770)	(654,150)

		(30,318,810)

Energy—(3.7%)
Approach Resources, Inc. *	(35,680)	(838,123)
ARC Resources Ltd.	(30,000)	(751,397)
Aurora Oil and Gas Ltd. *	(163,970)	(627,257)
Bonterra Energy Corp.	(25,400)	(1,125,593)
Carrizo Oil & Gas, Inc. *	(39,150)	(812,363)
Chesapeake Energy Corp.	(62,140)	(1,058,244)
ConocoPhillips	(23,680)	(1,348,339)
Crescent Point Energy Corp.	(26,510)	(1,041,078)
Dresser-Rand Group, Inc. *	(16,965)	(895,922)
EnCana Corp.	(18,875)	(411,286)
Forest Oil Corp. *	(128,160)	(816,379)
Goodrich Petroleum Corp. *	(14,815)	(133,483)
Laredo Petroleum Holdings, Inc. *	(73,975)	(1,407,005)
Range Resources Corp.	(6,370)	(407,807)
RPC, Inc.	(75,375)	(871,335)
Saipem SpA	(8,860)	(394,426)
Technip SA	(9,140)	(1,061,743)
Whiting Petroleum Corp. *	(10,935)	(458,614)

		(14,460,394)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(3.9%)
1st United Bancorp, Inc. *	(122,415)	$ (695,317)
Commonwealth Bank of Australia	(12,971)	(807,997)
Community Bank System, Inc.	(28,805)	(774,278)
CVB Financial Corp.	(72,039)	(731,916)
First Cash Financial Services, Inc. *	(19,840)	(958,470)
Gain Capital Holdings, Inc.	(125,435)	(555,677)
Glacier Bancorp, Inc.	(50,665)	(736,163)
Greenhill & Co., Inc.	(15,180)	(721,354)
Iberiabank Corp.	(17,512)	(853,710)
Signature Bank *	(12,325)	(864,722)
TCF Financial Corp.	(73,190)	(869,497)
Tompkins Financial Corp.	(21,938)	(855,363)
TrustCo Bank Corp.	(156,040)	(822,331)
Trustmark Corp.	(33,635)	(747,370)
UMB Financial Corp.	(14,406)	(610,526)
United Bankshares, Inc.	(40,215)	(993,311)
Valley National Bancorp	(96,354)	(919,217)
Westamerica Bancorporation	(23,664)	(1,007,140)
World Acceptance Corp. *	(11,805)	(861,883)

		(15,386,242)

Health Care—(3.3%)
ABIOMED, Inc. *	(24,000)	(320,400)
Acadia Healthcare Co., Inc. *	(53,815)	(1,235,054)
Ariad Pharmaceuticals, Inc. *	(33,164)	(741,547)
athenahealth, Inc. *	(21,980)	(1,399,906)
DexCom, Inc. *	(60,123)	(786,409)
Edwards Lifesciences Corp. *	(11,259)	(976,943)
Elekta AB, B Shares	(50,080)	(723,724)
H Lundbeck A/S	(20,121)	(336,385)
HeartWare International, Inc. *	(5,446)	(448,260)
IDEXX Laboratories, Inc. *	(11,164)	(1,043,499)
Incyte Corp. Ltd. *	(22,285)	(392,216)
Orion OYJ, Class B	(20,840)	(558,057)
Perrigo Co.	(9,875)	(1,022,063)
Seattle Genetics, Inc. *	(17,092)	(432,599)
Spectrum Pharmaceuticals, Inc. *	(92,178)	(1,091,388)
Stericycle, Inc. *	(10,610)	(991,717)
Straumann Holding AG - Registered Shares	(3,798)	(443,448)

		(12,943,615)

Real Estate Investment Trusts—(0.3%)
Apartment Investment & Management Co., Class A	(54,855)	(1,375,215)

	Number of Shares	Value

Technology—(7.7%)
Acme Packet, Inc. *	(48,740)	$ (972,363)
ADTRAN, Inc.	(50,955)	(1,000,756)
Aspen Technology, Inc. *	(47,992)	(1,247,312)
Aviat Networks, Inc. *	(258,745)	(711,549)
Blackbaud, Inc.	(58,455)	(1,305,885)
Calix, Inc. *	(98,690)	(728,332)
Ciena Corp. *	(63,470)	(944,434)
Cirrus Logic, Inc. *	(33,033)	(1,034,594)
Cypress Semiconductor Corp.	(84,145)	(854,072)
Dassault Systemes SA	(13,311)	(1,506,102)
Finisar Corp. *	(63,795)	(865,698)
First Solar, Inc. *	(18,648)	(503,310)
Generac Holdings, Inc.	(20,783)	(678,149)
Infinera Corp. *	(123,400)	(688,572)
Itron, Inc. *	(27,513)	(1,205,069)
Jive Software, Inc. *	(57,540)	(832,028)
Logitech International SA	(57,391)	(407,476)
National Instruments Corp.	(60,445)	(1,470,022)
NetSuite, Inc. *	(19,641)	(1,170,996)
Nordex SE *	(119,567)	(456,243)
Oclaro, Inc. *	(312,920)	(575,773)
Pegasystems, Inc.	(29,009)	(590,043)
Red Hat, Inc. *	(21,397)	(1,057,012)
Salesforce.com, Inc. *	(9,258)	(1,459,709)
ServiceSource International, Inc. *	(124,310)	(637,710)
Skyworks Solutions, Inc. *	(46,302)	(1,048,740)
Syntel, Inc.	(12,083)	(726,913)
Tri-Tech Holding, Inc. *	(81,005)	(152,289)
Tyler Technologies, Inc. *	(27,770)	(1,302,968)
Vestas Wind Systems A/S *	(91,744)	(440,303)
Viasat, Inc. *	(31,035)	(1,186,468)
VMware, Inc., Class A *	(10,332)	(939,695)
Wipro Ltd. - ADR	(166,538)	(1,457,208)

		(30,157,793)

Transportation—(1.0%)
Atlas Air Worldwide Holdings, Inc. *	(14,620)	(632,754)
Hub Group, Inc., Class A *	(21,475)	(695,146)
J.B. Hunt Transport Services, Inc.	(14,215)	(845,082)
Kansas City Southern	(11,235)	(878,015)
Old Dominion Freight Line, Inc. *	(28,335)	(947,522)

		(3,998,519)

Utilities—(0.5%)
Aqua America, Inc.	(42,840)	(1,094,134)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Utilities—(continued)
Ormat Technologies, Inc.	(38,605)	$ (711,104)

		(1,805,238)

TOTAL COMMON STOCK
(Proceeds $171,153,535)		(174,661,992)

TOTAL SECURITIES SOLD SHORT —(44.7%)
(Proceeds $171,153,535)		(174,661,992)

	Number of Contracts

OPTIONS WRITTEN††—0.0%
Royal Dutch Shell PLC Call Options Expires 01/19/13 Strike Price $65	(100)	(26,500)

TOTAL OPTIONS WRITTEN
(Premiums received $31,310)		(26,500)

OTHER ASSETS IN EXCESS OF LIABILITIES—49.8%		194,393,063

NET ASSETS—100.0%		$ 390,673,748

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
†	— Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	— Security segregated as collateral for options written.
††	— Primary risk exposure is equity contracts.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$346,658,135

Gross unrealized appreciation	31,563,382
Gross unrealized depreciation	(7,252,340)

Net unrealized appreciation	$24,311,042

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of 11/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in securities *	$370,969,177	$370,969,177	$—	$—

Total Assets	$370,969,177	$370,969,177	$—	$—

	Total Value as of 11/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Sold Short *	$(174,661,992)	$(174,661,992)	$—	$—
Options Written
Equity Contracts *	(26,500)	—	(26,500)	—

Total Liabilities	$(174,688,492)	$(174,661,992)	$(26,500)	$—

* See Portfolio of Investments detail for country and security type breakout

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS ALL - CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCK—97.5%
Capital Goods—5.7%
Actuant Corp., Class A	54,425	$1,565,807
Dover Corp.	83,180	5,289,416
Huntington Ingalls Industries, Inc.	27,585	1,126,847
Illinois Tool Works, Inc.	49,675	3,058,490
Masco Corp.	152,670	2,589,283
Parker Hannifin Corp.	42,457	3,487,843
Stanley Black & Decker, Inc.	26,750	1,923,593
Tyco International Ltd.	64,805	1,838,518

		20,879,797

Communications—2.9%
Google, Inc., Class A * #	4,850	3,387,095
IAC/InterActiveCorp	37,155	1,751,858
Monster Worldwide, Inc. * (a)	73,700	400,928
Vodafone Group PLC - Sponsored ADR	192,723	4,972,253

		10,512,134

Consumer Durables—2.1%
Lear Corp.	80,485	3,514,780
Newell Rubbermaid, Inc.	94,540	2,061,917
Thor Industries, Inc.	48,110	1,815,671
Tower International, Inc. *	32,506	255,172

		7,647,540

Consumer Non-Durables—3.9%
Brunswick Corp.	101,935	2,626,865
Electronic Arts, Inc. * #	233,505	3,458,209
Jones Group, Inc., (The)	157,590	1,853,258
Mattel, Inc.	52,710	1,977,152
Matthews International Corp., Class A	24,325	735,831
PepsiCo, Inc.	52,890	3,713,407

		14,364,722

Consumer Services—14.9%
ADT Corp., (The) *	1	23
CBS Corp., Class B non-voting shares	90,538	3,257,557
CEC Entertainment, Inc.	13,355	418,012
eBay, Inc. *	87,575	4,625,712
Equifax, Inc.	50,760	2,600,942
FTI Consulting, Inc. *	36,719	1,134,984
Interpublic Group of Cos., Inc., (The)	237,890	2,573,970
Kohl’s Corp.	114,926	5,131,446
Korn/Ferry International *	49,961	720,438
Manpower, Inc.	99,305	3,817,284

	Number of Shares	Value
Consumer Services—(continued)
Men’s Wearhouse, Inc., (The)	33,810	$1,096,796
Omnicom Group, Inc.	113,235	5,632,309
Pantry, Inc., (The) *	14,930	191,701
Regis Corp.	62,110	1,022,952
Rent-A-Center, Inc.	64,492	2,241,742
Staples, Inc.	73,195	856,382
Target Corp.	110,760	6,992,279
Towers Watson & Co., Class A	47,815	2,528,457
Viacom, Inc., Class B	75,085	3,875,137
Wal-Mart Stores, Inc.	17,145	1,234,783
Walt Disney Co., (The)	86,605	4,300,804

		54,253,710

Energy—10.6%
Canadian Natural Resources Ltd.	44,860	1,278,061
Chevron Corp.	40,105	4,238,697
EOG Resources, Inc.	54,885	6,455,574
Exxon Mobil Corp.	82,610	7,281,245
Halliburton Co.	85,300	2,844,755
Occidental Petroleum Corp.	82,945	6,238,293
Phillips 66	44,465	2,328,632
Royal Dutch Shell PLC - ADR	75,245	5,039,158
Valero Energy Corp.	39,615	1,277,980
Weatherford International Ltd. (Switzerland) *	148,635	1,547,290

		38,529,685

Finance—26.0%
ACE Ltd.	56,150	4,448,765
Alleghany Corp. *	6,657	2,336,607
American International Group, Inc. *	50,260	1,665,114
Axis Capital Holdings Ltd.	78,360	2,818,609
BB&T Corp.	192,050	5,410,049
Bond Street Holdings Inc., Class B 144A * ‡	12,734	351,458
Bond Street Holdings, Inc. Class A 144A * ‡	50,936	1,405,834
Capital One Financial Corp.	138,350	7,968,960
Citigroup, Inc. #	190,137	6,573,036
Federated Investors, Inc., Class B (a)	79,235	1,572,815
Fifth Third Bancorp	201,540	2,950,546
First Southern Bancorp, Inc. Class B ‡	17,550	122,499

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS ALL - CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Finance—(continued)
Hanover Insurance Group, Inc., (The) (a)	36,955	$1,350,705
Hercules Technology Growth Capital, Inc.	30,967	332,895
Huntington Bancshares, Inc.	396,580	2,438,967
J.G. Wentworth, Inc. * ‡ ± Δ	—	0
JPMorgan Chase & Co.	305,905	12,566,577
Loews Corp.	129,499	5,293,919
Maiden Holdings Ltd.	11,910	106,952
MetLife, Inc.	129,040	4,282,838
NBH Holdings Corp., Class A	4,332	79,362
NBH Holdings Corp., Class A 144A ‡	40,025	586,767
Peoples Choice Financial Corp. 144A * ‡ Δ	1,465	0
Raymond James Financial, Inc.	55,415	2,091,916
SLM Corp.	232,395	3,846,137
Solar Cayman Ltd. 144A * ‡ Δ	19,375	0
State Street Corp.	107,960	4,797,742
THL Credit, Inc.	23,960	347,420
Torchmark Corp.	41,630	2,164,344
Travelers Cos., Inc., (The)	60,800	4,305,856
Unum Group	83,146	1,695,347
Validus Holdings Ltd.	109,614	3,886,912
Wells Fargo & Co.	179,345	5,920,178
White Mountains Insurance Group Ltd.	2,560	1,319,066

		95,038,192

Health Care—16.9%
AmerisourceBergen Corp.	62,070	2,620,596
Amgen, Inc.	128,315	11,394,372
Cardinal Health, Inc.	54,990	2,224,346
CareFusion Corp. *	68,195	1,904,004
Covidien PLC	87,955	5,111,065
Endo Health Solutions, Inc. *	36,245	1,038,782
Johnson & Johnson	91,295	6,366,000
McKesson Corp.	52,090	4,920,942
Medtronic, Inc.	48,500	2,042,335
Pfizer, Inc.	599,621	15,002,517
Sanofi - ADR	66,955	2,987,532
St Jude Medical, Inc.	17,290	592,701
UnitedHealth Group, Inc.	69,570	3,783,912

	Number of Shares	Value
Health Care—(continued)
WellPoint, Inc.	32,800	$1,833,520

		61,822,624

Real Estate Investment Trusts—0.6%
Ashford Hospitality Trust, Inc.	48,630	440,102
Colony Financial, Inc.	50,585	1,012,712
Terreno Realty Corp.	40,715	608,689
TMST, Inc. * ‡ Δ	191,097	0

		2,061,503

Technology—13.9%
Amdocs Ltd.	80,325	2,687,675
Arrow Electronics, Inc. *	72,382	2,696,953
Avnet, Inc. *	88,052	2,579,043
BancTec, Inc. 144A * ‡	15,732	72,525
CA, Inc.	161,020	3,568,203
Cisco Systems, Inc.	367,810	6,955,287
Flextronics International Ltd. *	690,046	3,995,366
International Business Machines Corp.	18,365	3,490,636
Lexmark International, Inc., Class A (a)	51,245	1,246,791
Microsemi Corp. *	51,025	976,619
Microsoft Corp.	234,955	6,254,502
NVIDIA Corp.	84,585	1,013,328
ON Semiconductor Corp. *	307,055	2,035,775
Seagate Technology PLC (a)	109,120	2,738,912
TE Connectivity Ltd.	114,525	4,030,135
Texas Instruments, Inc.	56,255	1,657,835
Vishay Intertechnology, Inc. *	180,525	1,751,093
WEX, Inc. *	41,745	3,003,970

		50,754,648

TOTAL COMMON STOCK (Cost $326,238,543)		355,864,555

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc.,144A 5.000% ‡	30	47,669

TOTAL PREFERRED STOCK (Cost $30,000)		47,669

	Par (000)	Value
CORPORATE BONDS—0.0%
MBIA Insurance Corp.144A † ## 14.00% 01/15/33	151	36,240

TOTAL CORPORATE BONDS (Cost $149,024)		36,240

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS ALL - CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value

SECURITIES LENDING COLLATERAL—1.7%
BlackRock Liquidity Fund	6,137,061	$6,137,061

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,137,061)		6,137,061

TOTAL INVESTMENTS—99.2% (Cost $332,554,628)**		362,085,525

	Number of Contracts

OPTIONS WRITTEN—(0.1%)
Citigroup, Inc. Call Options
Expires 01/19/13
Strike Price $40	(849)	(13,584)
Electronic Arts, Inc. Call Options
Expires 01/19/13
Strike Price $30	(501)	(1,503)
Electronic Arts, Inc. Call Options
Expires 01/19/13
Strike Price $25	(501)	(501)
Google, Inc. Call Options
Expires 01/19/13
Strike Price $600	(33)	(325,050)
Google, Inc. Call Options
Expires 01/19/13
Strike Price $600	(14)	(137,900)

TOTAL OPTIONS WRITTEN (Premiums received $534,171)		(478,538)

OTHER ASSETS IN EXCESS OF LIABILITIES—0.9%		3,395,841

NET ASSETS—100.0%		$365,002,828

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2012, these securities amounted to $2,500,493 or 0.7% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2012, these securities amounted to $2,586,752 or 0.7% of net assets.
±	—	Total shares owned by the Fund as of November 30, 2012 were less than one share.
†	—	Adjustable rate security.
#	—	Security segregated as collateral for options written.
##	—	Callable security.

(a)	—	All or a portion of the security is on loan. At November 30, 2012, the market value of securities on loan was $5,963,101
Δ	—	Security has been deemed illiquid. Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$332,554,628
Gross unrealized appreciation	39,372,465
Gross unrealized depreciation	(9,841,568)

Net unrealized appreciation	$29,530,897

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Capital Goods	$20,879,797	$20,879,797	$—	$—
Communications	10,512,134	10,512,134	—	—
Consumer Durables	7,647,540	7,647,540	—	—
Consumer Non-Durables	14,364,722	14,364,722	—	—
Consumer Services	54,253,710	54,253,710	—	—
Energy	38,529,685	38,529,685	—	—
Finance	95,038,192	92,571,634	—	2,466,558
Health Care	61,822,624	61,822,624	—	—
Real Estate Investment Trusts	2,061,503	2,061,503	—	—
Technology	50,754,648	50,682,123	—	72,525
Preferred Stocks	47,669	—	—	47,669
Corporate Bonds	36,240	—	36,240	—
Securities Lending Collateral	6,137,061	6,137,061	—	—

Total Assets	$362,085,525	$359,462,533	$36,240	$2,586,752

	Total Value as of November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(478,538)	$—	$(478,538)	$—

Total Liabilities	$(478,538)	$—	$(478,538)	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—95.4%

Basic Industries—5.1%
Alpha Natural Resources Inc *	17,100	$127,908
GrafTech International Ltd. *	10,900	105,730
GSE Holding, Inc. *	79,200	555,192
Horsehead Holding Corp. *	17,200	159,960
Schweitzer-Mauduit International, Inc.	10,700	400,929
TMS International Corp.,Class A *	51,600	567,600

		1,917,319

Capital Goods—6.3%
Columbus McKinnon Corp. *	12,900	192,984
Flow International Corp. *	60,900	191,835
Global Power Equipment Group, Inc.	22,100	331,942
Globe Specialty Metals, Inc.	10,400	144,144
Orion Marine Group, Inc. *	46,400	329,440
RTI International Metals, Inc. *	6,800	168,640
Tutor Perini Corp. *	46,700	600,562
Wabash National Corp. *	50,500	408,545

		2,368,092

Consumer Durables—3.0%
Libbey, Inc. *	56,700	1,106,784

Consumer Non-Durables—2.2%
Chiquita Brands International, Inc. *	80,900	576,817
Jones Group, Inc., (The)	21,400	251,664

		828,481

Consumer Services—15.0%
ABM Industries, Inc.	25,600	488,448
ACCO Brands Corp. *	60,900	410,466
America’s Car-Mart, Inc. *	4,300	158,670
Bravo Brio Restaurant Group Inc *	20,200	275,730
Brink’s Co., (The)	18,400	505,264
Carmike Cinemas, Inc. *	13,900	210,168
Casual Male Retail Group, Inc. *	75,400	288,782
FTI Consulting, Inc. *	18,700	578,017
Geo Group, Inc. (The)	17,900	504,780
ICF International, Inc. *	21,700	469,154
Ignite Restaurant Group, Inc. *	15,100	191,770
MDC Partners, Inc., Class A (a)	83,400	884,040

	Number of Shares	Value
Consumer Services—(continued)
Navigant Consulting, Inc. *	27,800	$289,398
Providence Service Corp. *	19,700	274,224
Wet Seal, Inc. (The), Class A *	34,400	101,136

		5,630,047

Energy—2.9%
Approach Resources, Inc. *	1,600	37,584
Diamondback Energy, Inc. *	22,600	406,800
EPL Oil & Gas, Inc. *	18,500	388,315
Newpark Resources, Inc. *	33,800	263,640

		1,096,339

Finance—29.0%
A.B. Watley Group, Inc. * Δ	93,855	122
Alterra Capital Holdings Ltd.	16,300	381,420
American Capital Mortgage Investment Corp.	4,300	109,822
American Equity Investment Life Holding Co.	38,900	448,517
Boston Private Financial Holdings, Inc.	24,700	227,981
Central Pacific Financial Corp. *	26,800	395,836
CNO Financial Group, Inc.	110,600	1,006,460
FBR & Co. *	154,280	516,838
First Midwest Bancorp, Inc.	28,000	350,000
FXCM, Inc., Class A	47,300	473,473
Global Indemnity PLC *	7,400	162,874
Great American Group, Inc. *	60,590	33,325
Home Bancshares, Inc.	4,700	155,852
Home Loan Servicing Solutions Ltd	17,500	342,125
HomeStreet, Inc. *	10,400	255,944
LiqTech International, Inc. *	56,520	92,116
Maiden Holdings Ltd.	72,700	652,846
Meadowbrook Insurance Group, Inc.	127,100	706,676
Nationstar Mortgage Holdings, Inc. *(a)	13,700	419,494
Nelnet, Inc., Class A	18,600	531,774
Ocwen Financial Corp. *	23,100	828,366
OmniAmerican Bancorp, Inc. *	10,500	238,770
PrivateBancorp, Inc.	18,600	304,854
SCBT Financial Corp.	5,300	205,375
THL Credit, Inc.	17,900	259,550

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
United Financial Bancorp, Inc.	9,080	$141,194
Validus Holdings Ltd.	9,800	347,508
ViewPoint Financial Group	21,000	429,450
Western Alliance Bancorp *	36,700	372,872
WSFS Financial Corp.	10,500	455,700

		10,847,134

Health Care—4.9%
Accuray, Inc. *	18,200	114,296
Alere, Inc. *	42,600	788,100
Invacare Corp.	27,200	384,336
Medical Action Industries, Inc. *	53,100	142,839
Symmetry Medical, Inc. *	29,500	287,625
Trinity Biotech PLC - Sponsored ADR	8,000	116,480

		1,833,676

Real Estate Investment Trusts—9.3%
Campus Crest Communities, Inc.	52,700	602,888
CYS Investments, Inc.	20,400	260,916
Government Properties Income Trust (a)	9,200	212,060
Highwoods Properties, Inc.	9,810	316,274
Kennedy-Wilson Holdings, Inc.	60,100	787,310
Lexington Realty Trust (a)	38,090	365,283
Mack-Cali Realty Corp.	10,500	265,440
Starwood Property Trust, Inc.	17,000	388,620
Two Harbors Investment Corp.	26,400	298,848

		3,497,639

Technology—7.2%
CIBER, Inc. *	175,400	533,216
Computer Task Group, Inc. *	11,800	215,232
Digi International, Inc. *	47,000	458,250
Diodes, Inc. *	14,000	211,960
Exar Corp. *	75,300	617,460
Plantronics, Inc.	6,500	218,595
Saba Software, Inc. *	54,800	428,536

		2,683,249

Telecommunications & Equipment—0.4%
SeaChange International, Inc. *	16,600	153,550

	Number of Shares	Value
Transportation—4.1%
Air Transport Services Group, Inc. *	59,900	$227,021
Rand Logistics, Inc. *	12,500	80,250
Scorpio Tankers, Inc. *	102,800	657,920
Spirit Airlines, Inc. *	23,400	392,652
Swift Transportation Co. *(a)	19,000	160,740

		1,518,583

Utilities—6.0%
Aegean Marine Petroleum Network, Inc.	25,100	112,950
Cadiz, Inc. *(a)	32,500	277,875
Dynegy, Inc. *(a)	5,000	92,500
Empire District Electric Co. (The)	13,600	272,000
Heckmann Corp. *(a)	32,000	125,120
NorthWestern Corp.	9,100	315,679
Piedmont Natural Gas Co., Inc.	9,300	286,998
Portland General Electric Co.	10,700	289,221
StealthGas, Inc. *	28,200	212,628
UIL Holdings Corp.	7,400	265,438

		2,250,409

TOTAL COMMON STOCK (Cost $31,577,851)		35,731,302

SECURITIES LENDING COLLATERAL—3.4%
BlackRock Liquidity Fund	1,272,173	1,272,173

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,272,173)		1,272,173

TOTAL INVESTMENTS—98.8% (Cost $32,850,024)**		37,003,475

OTHER ASSETS IN EXCESS OF LIABILITIES—1.2%		457,587

NET ASSETS—100.0%		$37,461,062

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income Producing
(a)	— All or a portion of the security is on loan. At November 30, 2012 the market value of the securities on loan was $1,250,341
Δ	— Security has been deemed illiquid. Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Fund’s policies and procedures.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$32,850,024

Gross unrealized appreciation	5,764,680
Gross unrealized depreciation	(1,611,229)

Net unrealized appreciation	$4,153,451

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012(unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$35,731,302	$35,731,302	$—	$—
Securities Lending Collateral	1,272,173	1,272,173	—	—

Total Assets	$37,003,475	$37,003,475	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK
Finance	20.1%	$2,338,374
Health Care	14.1	1,637,001
Industrial	13.6	1,577,844
Consumer Discretionary	12.5	1,451,555
Energy	12.3	1,428,298
Information Technology	11.9	1,379,122
Consumer Staples	7.4	865,832
Materials	6.0	697,481
Telecommunication Services	0.8	91,086
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3	154,423

NET ASSETS	100.0%	$11,621,016

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—98.7%

Australia—1.0%
Australia & New Zealand Banking Group Ltd.	2,645	$67,242
Iluka Resources Ltd.	5,605	48,140

		115,382

Bermuda—3.5%
Axis Capital Holdings Ltd.	3,505	126,075
Catlin Group Ltd.	22,880	176,981
Validus Holdings Ltd.	2,910	103,189

		406,245

Canada—1.1%
Barrick Gold Corp.	1,685	58,505
Norbord, Inc. *	2,935	71,827

		130,332

France—6.2%
Atos	2,080	147,673
Cie Generale des Etablissements Michelin	2,030	188,794
Havas SA	17,095	90,532
LISI	1,365	99,413
Sanofi	1,065	95,099
Teleperformance SA	2,820	98,143

		719,654

Germany—4.6%
Bayer AG, Registered Shares	1,200	108,543
Brenntag AG	680	87,906
Fresenius SE & Co. KGaA	585	67,621
Henkel AG & Co. KGaA	2,325	157,538
Rheinmetall AG	2,360	109,251

		530,859

Hong Kong—2.0%
Cheung Kong Holdings Ltd.	8,000	122,113
Hutchison Whampoa Ltd.	11,000	113,120

		235,233

Ireland—4.0%
Beazley PLC	54,665	154,407
Covidien PLC	2,440	141,788
ICON PLC *	2,695	74,374

	Number of Shares	Value

Ireland—(continued)
WPP PLC	6,545	$89,761

		460,330

Japan—6.2%
FamilyMart Co. Ltd.	2,300	101,977
Inpex Corp.	10	53,618
ITOCHU Corp.	9,500	94,960
Komatsu Ltd.	2,600	58,254
Nissan Chemical Industries Ltd.	4,800	57,704
Otsuka Corp.	700	55,535
Softbank Corp.	2,430	91,086
Toho Holdings Co. Ltd.	3,600	68,825
TS Tech Co. Ltd.	3,900	69,215
Unipres Corp.	3,100	74,120

		725,294

Singapore—1.2%
Indofood Agri Resources Ltd.	73,000	75,954
United Overseas Bank Ltd.	4,000	61,347

		137,301

South Korea—2.6%
Dongyang Mechatronics Corp.	7,020	63,532
Samsung Electronics Co. Ltd.	181	235,015

		298,547

Switzerland—4.6%
Novartis AG, Registered Shares	1,400	86,641
Roche Holding AG, Participation Certificate	925	182,065
Swiss Re AG	2,135	153,784
Zurich Insurance Group AG	435	111,015

		533,505

Thailand—0.7%
Bangkok Bank PCL	12,800	76,325

United Kingdom—14.0%
Babcock International Group PLC	3,645	58,194
Berendsen PLC	7,390	68,671
BHP Billiton PLC	3,385	106,405
BP PLC	12,500	86,436
Daily Mail & General Trust PLC	17,210	145,310
HSBC Holdings PLC	9,264	94,650
Imperial Tobacco Group PLC	3,160	126,418

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

United Kingdom—(continued)
Mears Group PLC	23,230	$120,959
Meggitt PLC	22,580	140,872
Petrofac Ltd.	3,330	86,857
Rexam PLC	8,255	57,889
Royal Dutch Shell PLC, Class A	7,375	246,893
RSA Insurance Group PLC	60,360	113,629
Serco Group PLC	12,701	111,309
Standard Chartered PLC	2,940	68,535

		1,633,027

United States—47.0%
AmerisourceBergen Corp.	2,755	116,316
Amgen, Inc.	1,370	121,656
Apple, Inc.	320	187,290
BB&T Corp.	3,650	102,821
Capital One Financial Corp.	2,740	157,824
CareFusion Corp. *	5,255	146,720
CBS Corp., Class B non-voting shares	4,385	157,772
Chevron Corp.	815	86,137
Cisco Systems, Inc.	7,965	150,618
Crown Holdings, Inc. *	2,280	85,158
CVS Caremark Corp.	4,395	204,411
DIRECTV *	2,165	107,600
Dover Corp.	950	60,410
EOG Resources, Inc.	910	107,034
EQT Corp.	1,310	78,679
Everest Re Group Ltd.	1,550	168,128
Exxon Mobil Corp.	3,020	266,183
Fifth Third Bancorp	12,000	175,680
Fluor Corp.	1,535	81,478
Graphic Packaging Holding Co. *	19,510	126,620
Halliburton Co.	3,135	104,552
Honeywell International, Inc.	2,185	134,006
Humana, Inc.	1,060	69,335
Illinois Tool Works, Inc.	940	57,876
Lear Corp.	1,795	78,388
Macy’s, Inc.	3,640	140,868
McKesson Corp.	2,880	272,074
Microsoft Corp.	9,795	260,743
Newmont Mining Corp.	1,810	85,233
Occidental Petroleum Corp.	1,475	110,935
ON Semiconductor Corp. *	13,070	86,654

	Number of Shares	Value

United States—(continued)
Oracle Corp.	3,515	$112,830
Pfizer, Inc.	3,435	85,944
Philip Morris International, Inc.	2,220	199,534
Phillips 66	2,495	130,663
SM Energy Co.	1,415	70,311
SunTrust Banks, Inc.	2,075	56,336
Symantec Corp. *	7,610	142,764
Target Corp.	2,005	126,576
TD Ameritrade Holding Corp.	4,680	75,816
Time Warner Cable, Inc.	1,255	119,087
Towers Watson & Co., Class A	1,570	83,022
Wells Fargo & Co.	5,225	172,477

		5,464,559

TOTAL COMMON STOCK (Cost $10,382,093)		11,466,593

TOTAL INVESTMENTS—98.7% (Cost $10,382,093)**		11,466,593

OTHER ASSETS IN EXCESS OF LIABILITIES—1.3%		154,423

NET ASSETS—100.0%		$11,621,016

PCL	— Public Company Limited
PLC	— Public Limited Company
*	— Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$10,382,093

Gross unrealized appreciation	1,270,953
Gross unrealized depreciation	(186,453)

Net unrealized appreciation	$1,084,500

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$11,466,593	$11,466,593	$—	$—

Total Assets	$11,466,593	$11,466,593	$—	$—

*	See Portfolio of Investments detail for country and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	November 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK
Financials	17.3%	$1,992,882
Industrials	15.1	1,732,722
Health Care	13.0	1,499,143
Consumer Discretionary	11.5	1,328,396
Information Technology	10.0	1,149,023
Consumer Staples	9.2	1,054,365
Energy	9.0	1,039,050
Materials	7.6	877,767
Telecommunication Services	3.3	382,719
Utilities	0.7	84,714
OTHER ASSETS IN EXCESS OF LIABILITIES	3.3	376,608

NET ASSETS	100.0%	$11,517,389

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—96.7%

Australia—1.6%
Australia & New Zealand Banking Group Ltd.	4,745	$120,628
Iluka Resources Ltd.	7,920	68,024

		188,652

Bermuda—2.1%
Catlin Group Ltd.	31,820	246,134

Canada—2.5%
Barrick Gold Corp.	2,085	72,393
Canadian Natural Resources Ltd.	1,660	47,293
CGI Group, Inc., Class A *	3,245	74,481
Norbord Inc. *	3,735	91,406

		285,573

France—11.7%
Atos	3,745	265,882
Cie Generale des Etablissements Michelin	2,675	248,780
Havas SA	24,680	130,700
LISI	2,090	152,215
Pernod-Ricard SA	510	57,745
Publicis Groupe SA	1,060	59,961
Sanofi	2,280	203,593
Teleperformance SA	3,945	137,296
Total SA	1,760	88,067

		1,344,239

Germany—8.8%
Bayer AG, Registered Shares	1,840	166,433
Brenntag AG	1,295	167,410
Fresenius SE & Co. KGaA	1,335	154,315
Henkel AG & Co. KGaA	4,340	294,071
Rheinmetall AG	2,885	133,555
SAP AG	1,255	97,996

		1,013,780

Hong Kong—2.6%
Cheung Kong Holdings Ltd.	11,000	167,905
Hutchison Whampoa Ltd.	13,000	133,687

		301,592

	Number of Shares	Value

Ireland—4.1%
Beazley PLC	78,775	$222,508
ICON PLC *	3,660	101,004
WPP PLC	10,735	147,224

		470,736

Japan—12.8%
Brother Industries Ltd.	3,900	37,801
FamilyMart Co. Ltd.	2,800	124,146
Inpex Corp.	17	91,151
ITOCHU Corp.	14,400	143,939
Kaken Pharmaceutical Co. Ltd.	4,000	62,643
Komatsu Ltd.	3,600	80,660
Mitsubishi Tanabe Pharma Corp.	5,200	70,587
Nissan Chemical Industries Ltd.	8,100	97,375
NTT DoCoMo, Inc.	39	56,252
Omron Corp.	2,600	57,624
Otsuka Corp.	900	71,402
Softbank Corp.	3,510	131,569
Sugi Holdings Co. Ltd.	3,500	117,226
Sumitomo Mitsui Trust Holdings, Inc.	16,000	48,523
Toho Holdings Co. Ltd.	4,600	87,943
TS Tech Co. Ltd.	5,100	90,511
Unipres Corp.	4,200	100,421

		1,469,773

Netherlands—1.4%
Koninklijke Ahold NV	12,445	157,903

Singapore—2.1%
Indofood Agri Resources Ltd.	95,000	98,845
M1 Ltd.	38,000	84,680
United Overseas Bank Ltd.	4,000	61,347

		244,872

South Korea—4.8%
Dongyang Mechatronics Corp.	9,040	81,814
Samsung Electronics Co. Ltd.	325	421,988
SK Telecom Co. Ltd.	390	54,204

		558,006

Switzerland—8.8%
Novartis AG, Registered Shares	3,100	191,847

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Switzerland—(continued)
Roche Holding AG, Participation Certificate	1,430	$281,463
Swatch Group AG (The), Bearer Shares	145	70,036
Swiss Re AG	3,050	219,691
Tecan Group AG	870	65,248
Zurich Financial Group AG	740	188,853

		1,017,138

Taiwan—0.6%
Delta Electronics, Inc.	18,000	64,432

Thailand—1.0%
Bangkok Bank PCL	18,400	109,717

United Kingdom—31.8%
AstraZeneca PLC	2,400	114,067
Babcock International Group PLC	3,735	59,631
Berendsen PLC	10,290	95,620
BG Group PLC	4,775	81,858
BHP Billiton PLC	5,940	186,719
BP PLC	28,695	198,423
Daily Mail & General Trust PLC	23,540	198,756
Filtrona PLC	8,480	79,683
Howden Joinery Group PLC	21,615	58,110
HSBC Holdings PLC	23,983	245,033
Imperial Tobacco Group PLC	5,110	204,429
Inchcape PLC	9,400	64,397
Intercontinental Hotels Group PLC	2,907	77,686
Mears Group PLC	36,765	191,435

	Number of Shares	Value

United Kingdom—(continued)
Meggitt PLC	41,547	$259,203
National Grid PLC	7,500	84,714
Petrofac Ltd	4,350	113,461
Rexam PLC	16,045	112,518
Rio Tinto PLC	2,180	108,046
Royal Dutch Shell PLC, Class A	12,510	418,797
RSA Insurance Group PLC	89,990	169,409
Sage Group PLC (The)	11,501	57,417
Serco Group PLC	20,319	178,071
Standard Chartered PLC	8,285	193,134
Victrex PLC	2,500	61,603
Vodafone Group PLC	21,695	56,014

		3,668,234

TOTAL COMMON STOCK (Cost $9,939,370)		11,140,781

TOTAL INVESTMENTS—96.7% (Cost $9,939,370)**		11,140,781

OTHER ASSETS IN EXCESS OF LIABILITIES—3.3%		376,608

NET ASSETS—100.0%		$11,517,389

PCL	— Public Company Limited
PLC	— Public Limited Company
*	— Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$9,939,370

Gross unrealized appreciation	1,410,070
Gross unrealized depreciation	(208,659)

Net unrealized appreciation	$1,201,411

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2012(UNAUDITED)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2012 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$11,140,781	$11,140,781	$—	$—

Total Assets	$11,140,781	$11,140,781	$—	$—

* See Portfolio of Investments detail for country and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

Portfolio Valuation — Each Robeco Investment Fund, Robeco Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Robeco Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Robeco Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Robeco Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Robeco WPG Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), Robeco Boston Partners Global Equity Fund (“BP Global Equity Fund”) and Robeco Boston Partners International Equity Fund (“BP International Equity Fund”), (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 - quoted prices in active markets for identical securities;

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of November 30, 2012 is included in each Fund’s Portfolio of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

As of November 30, 2012, management has evaluated the activity in Levels 1, 2 and 3 and has concluded that there were no significant changes to report.

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

November 30, 2012 (unaudited)

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

The BP Long/Short Equity Fund, BP Long/Short Research Fund and the BP All-Cap Value Fund had transactions in options written during the period ended November 30, 2012 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund

	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Options outstanding at August 31, 2012	5,124	$2,513,645	340	$174,573	3,460	$762,800
Options written	1,140	225,622	—	—	—	—
Options closed	(3,819)	(1,642,431)	(240)	(143,263)	—	—
Options expired	—	—	—	—	(623)	(91,000)
Options exercised	(753)	(597,633)	—	—	(939)	(137,629)

Options outstanding at November 30, 2012	1,692	$499,203	100	$31,310	1,898	$534,171

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (concluded)

November 30, 2012 (unaudited)

At November 30, 2012, the below Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
J.G. Wentworth, Inc., 144A	08/02/07-03/26/08	$ 181,980	—	$ —	0.0
Peoples Choice Financial Corp., 144A	12/21/04-01/23/06	14,293	1,465	—	0.0
Solar Cayman Ltd., 144A	03/24/10	—	19,375	—	0.0

		$ 196,273		$ —	0.0%

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

S1 FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 74.5%
CONSUMER DISCRETIONARY—17.3%
AMC Networks, Inc., Class A*^	10,798	$569,703
America’s Car-Mart, Inc.*^	13,449	496,268
Ascent Capital Group, Inc., Class A*	5,000	306,050
Beazer Homes USA, Inc.*	25,000	373,250
Bravo Brio Restaurant Group, Inc.*	75,310	1,027,981
Brookfield Residential Properties, Inc.*†	9,350	151,003
Canadian Satellite Radio Holdings, Inc., Class A (Canada)	112,000	701,304
Charter Communications, Inc., Class A*^	11,690	828,236
Cie Financiere Richemont SA, Class A (Switzerland) .	1,640	126,447
Desarrolladora Homex SABde CV - ADR*	3,290	43,362
Foot Locker, Inc.^	12,325	441,728
Hyatt Hotels Corp., Class A*^	7,435	271,377
Interval Leisure Group, Inc.	33,500	630,805
Lear Corp.	4,595	200,664
Li & Fung Ltd. (Hong Kong)	56,800	93,516
Liberty Interactive Corp., Class A*^	20,386	393,450
Liberty Media Corp. - Liberty Capital, Class A*^	4,400	483,956
Liberty Ventures, Class A*^	2,404	140,754
M/I Homes, Inc.*	29,777	655,392
Melco Crown Entertainment Ltd. - ADR*^	28,515	435,139
MGM Resorts International, Inc.*	17,827	180,944
NVR, Inc.*	160	143,974
Scientific Games Corp., Class A*	21,000	174,930
Sirius XM Radio, Inc.*^	175,700	488,446
Standard Pacific Corp.*	28,000	187,600
Super Group Ltd. (South Africa)*	12,400	21,549
True Religion Apparel, Inc.^	37,643	982,106

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Universal Entertainment Corp. (Japan)	15,000	$253,836
Vail Resorts, Inc.	3,000	168,960
Whirlpool Corp.	5,900	600,856

		11,573,586

CONSUMER STAPLES—2.2%
Loblaw Cos. Ltd. (Canada)	7,650	257,760
Nestle SA - Sponsored ADR	1,425	93,338
Reckitt Benckiser Group PLC (United Kingdom)	1,270	79,863
Safeway, Inc.	4,750	81,273
Susser Holdings Corp.*	14,549	531,184
Tesco PLC (United Kingdom)	15,106	78,681
Tyson Foods, Inc., Class A	13,610	260,904
Viterra, Inc. (Canada)	7,840	122,728

		1,505,731

ENERGY—3.2%
Baker Hughes, Inc.	500	21,575
Cloud Peak Energy, Inc.*	5,620	106,611
Exxon Mobil Corp.	1,435	126,481
Murphy Oil Corp.	1,670	94,756
Patterson-UTI Energy, Inc.	40,400	717,504
Peabody Energy Corp.	2,740	68,801
QEP Resources, Inc.^	25,100	705,812
Sasol Ltd. - Sponsored ADR	2,320	98,252
Statoil ASA - Sponsored ADR	4,015	97,926
Transocean Ltd.†	1,705	78,771

		2,116,489

FINANCIALS—12.0%
Altisource Portfolio Solutions SA*†	2,482	263,911
Capital Bank Financial Corp., Class A*	731	12,620
China Life Insurance Co. Ltd. - ADR	2,705	119,399
Fairfax Financial Holdings Ltd. (Canada)	350	120,212
Forest City Enterprises, Inc., Class A*^	37,837	569,447
Fox Chase Bancorp, Inc.^	45,716	714,998

The accompanying notes are an integral part of the Portfolio of Investments.

1

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
Hampden Bancorp, Inc.	39,730	$534,368
Heritage Commerce Corp.*^	102,150	695,641
HFF, Inc., Class A^	7,860	116,564
Hilltop Holdings, Inc.*	87,096	1,244,602
Home Loan Sevicing Solutions Ltd.†	22,499	439,856
HomeStreet, Inc.*^	29,360	722,550
Invesco Ltd. - ADR	2,680	66,973
MetroCorp Bancshares, Inc.*	51,910	504,565
Ocwen Financial Corp.*	16,880	605,317
OmniAmerican Bancorp, Inc.*^	32,859	747,214
Safestore Holdings PLC (United Kingdom)	70,207	115,294
ViewPoint Financial Group^	22,294	455,912

		8,049,443

HEALTH CARE—3.8%
Almost Family, Inc.*	3,488	69,202
Angiotech Pharmaceuticals, Inc.*†Δ	14,450	242,037
Capital Senior Living Corp.*	15,400	274,274
Emeritus Corp.*	5,950	134,589
Invacare Corp.	15,366	217,122
Johnson & Johnson	8,660	603,862
LHC Group, Inc.*	2,686	52,041
Pfizer, Inc.	37,640	941,753

		2,534,880

INDUSTRIALS—4.1%
ADT Corp. (The)	3,150	144,585
Ashtead Group PLC (United Kingdom)	45,000	276,275
Brink’s Co. (The)	2,530	69,474
Corrections Corp. of America	3,950	133,905
G4S PLC (United Kingdom)	11,484	45,483
Invensys PLC (United Kingdom)	60,000	303,288
Manitowoc Co., Inc. (The)	25,300	379,500
Primoris Services Corp.	29,040	420,499
Shaw Group, Inc. (The)*	3,170	142,428
United Continental Holdings, Inc.*^	15,749	318,445

	NUMBER OF SHARES	VALUE
INDUSTRIALS—(CONTINUED)
United Rentals, Inc.*	12,600	$523,278

		2,757,160

INFORMATION TECHNOLOGY—9.5%
Active Network, Inc. (The)*	79,000	423,440
Apple, Inc.	659	385,700
Comverse, Inc.*	2,100	60,417
EchoStar Corp., Class A*^	10,000	313,600
Ellie Mae, Inc.*	14,000	347,480
Global Cash Access Holdings, Inc.*^	101,860	801,638
Google, Inc., Class A*	975	680,911
Hewlett-Packard Co.	5,550	72,094
Intel Corp.	4,450	87,086
Intermec, Inc.*	56,360	425,518
Kulicke & Soffa Industries, Inc.*	26,000	297,180
LTX-Credence Corp.*	79,001	448,726
Micron Technology, Inc.*	77,000	460,460
Microsoft Corp.	3,990	106,214
Optimal Payments, PLC (United Kingdom)*	20,090	35,084
Oracle Corp.^	12,500	401,250
Progress Software Corp.*	31,500	633,465
Teradyne, Inc.*	24,071	376,471
Western Union Co. (The)	2,180	27,490

		6,384,224

MATERIALS—3.5%
Agrium, Inc.†	1,240	126,505
ArcelorMittal†	3,440	52,288
Barrick Gold Corp. (Canada)	1,380	47,651
Coeur d’Alene Mines Corp.*	6,860	159,564
Crown Holdings, Inc.*	21,900	817,965
Molycorp, Inc.*	—	1
Northern Dynasty Minerals Ltd. (Canada)*	77,654	271,013
POSCO - ADR	1,040	77,366
Schweitzer-Mauduit International, Inc.^	11,880	445,144
Silver Standard Resources, Inc. (Canada)*^	24,130	325,755

		2,323,252

The accompanying notes are an integral part of the Portfolio of Investments.

2

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—15.8%
American Capital Agency Corp.	7,400	$233,470
BRE Properties, Inc.	21,400	1,041,110
Chatham Lodging Trust^	13,723	193,769
Colonial Properties Trust^	15,015	306,306
Concentradora Fibra Hotelera Mexicana SA de CV	144,200	217,413
DCT Industrial Trust, Inc.	27,550	172,187
DiamondRock Hospitality Co.	65,950	576,403
Douglas Emmett, Inc.	15,900	361,089
Duke Realty Corp.	45,550	614,925
Dundee Real Estate Investment Trust (Canada)*Δ 144A	2,300	83,817
Dundee Real Estate Investment Trust (Canada)	1,150	41,909
Education Realty Trust, Inc.	30,200	311,362
Equity Lifestyle Properties, Inc.^	19,326	1,268,559
Equity Residential	11,050	613,385
First Industrial Realty Trust, Inc.*	15,350	202,620
General Growth Properties, Inc.	10,150	196,605
Hammerson PLC (United Kingdom)	15,200	114,750
Health Care REIT, Inc.	3,400	200,226
Home Properties, Inc.	8,350	491,731
Hudson Pacific Properties, Inc.	6,450	124,936
Inland Real Estate Corp.	30,050	239,498
Lexington Realty Trust	30,700	294,413
Macerich Co., (The)	16,350	923,775
Northern Property Real Estate Investment Trust (Canada)	3,100	95,807
Parkway Properties, Inc.	15,550	208,992
Public Storage	2,700	379,728
Ramco-Gershenson Properties Trust^	36,543	488,945
Ryman Hospitality Properties	5,200	172,744

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(CONTINUED)
Strategic Hotels & Resorts, Inc.*	32,650	$203,410
Tanger Factory Outlet Centers	6,450	212,076

		10,585,960

TELECOMMUNICATION SERVICES—3.1%
America Movil Sab de CV, Series L - ADR	11,000	259,490
China Mobile Ltd. - Sponsored ADR	2,055	116,971
Chorus Ltd. - ADR	2,206	30,597
Sprint Nextel Corp.*^	130,000	744,900
Vodafone Group, PLC (United Kingdom)	125,650	324,412
Ziggo NV (Netherlands)	20,300	635,736

		2,112,106

TOTAL COMMON STOCKS (Cost $45,741,382)		49,942,831

EXCHANGE TRADED FUNDS — 3.3%
COMMODITY—0.7%
SPDR Gold Shares*^	2,899	481,379

CURRENCY—0.9%
ProShares UltraShort Euro*	10,760	211,004
ProShares UltraShort Yen*	8,570	393,449

		604,453

DEBT—0.7%
PowerShares Senior Loan Portfolio	10,311	254,888
ProShares UltraShort 20+ Year Treasury*	2,935	177,714

		432,602

EQUITY—0.9%
Market Vectors Gold Miners ETF^	5,675	269,846
Market Vectors Junior Gold Miners ETF	16,790	361,992

		631,838

The accompanying notes are an integral part of the Portfolio of Investments.

3

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2012

(UNAUDITED)

	NUMBER OF SHARES		VALUE
OTHER—0.1%
Templeton Dragon Fund, Inc.		1,770	$46,852

TOTAL EXCHANGE TRADED FUNDS (Cost $2,163,762)			2,197,124

	PAR (000’S)
CORPORATE BONDS — 1.4%
CONSUMER STAPLES—0.8%
North Atlantic Trading Co. 144A
11.500% 07/15/16		$500	515,000

FINANCIALS—0.3%
MGIC Investment Corp.
5.375% 11/01/15		240	180,000

MEDIA—0.3%
Radio One, Inc. 144A
12.500% 05/24/16		250	223,750

TOTAL CORPORATE BOND (Cost $895,476)			918,750

FOREIGN GOVERNMENT NOTE — 0.0%
Canadian Government Bond
3.000% 12/01/15	CAD	10	10,610

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,235)			10,610

U.S. TREASURY NOTE — 0.1%
2.625% 04/30/16^		100	107,562

TOTAL U.S. TREASURY NOTE (Cost $102,167)			107,562

U.S. GOVERNMENT AGENCY — 12.0%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION—12.0%
2.700% 03/28/22^		2,000	2,013,490
1.500% 03/29/27^#		2,000	2,007,948
1.000% 04/30/27^#		2,000	2,006,880

	PAR (000’S)	VALUE
FEDERAL NATIONAL MORTGAGE
ASSOCIATION—(CONTINUED)
1.000% 06/14/27#	$2,000	$2,000,484

		8,028,802

TOTAL U.S. GOVERNMENT AGENCY (Cost $7,998,272)		8,028,802

	NUMBER OF CONTRACTS
PURCHASED OPTIONS — 0.2%
CALL OPTIONS PURCHASED — 0.1%
SPDR S&P 500 ETF Trust
Expires 12/07/12
Strike Price $144	120	3,960
Sprint Nextel Corp.
Expires 01/19/13
Strike Price $5	200	15,000
Sprint Nextel Corp.
Expires 01/19/13
Strike Price $6	1,650	8,250
United Rentals, Inc.
Expires 12/22/12
Strike Price $39	100	26,000

TOTAL CALL OPTIONS PURCHASED (Cost $61,135)		53,210

PUT OPTIONS PURCHASED — 0.1%
Caterpillar, Inc.
Expires 12/22/12
Strike Price $85	50	7,700
iShares FTSE China 25 Index Fund
Expires 12/22/12
Strike Price $27	700	1,400
iShares Russell 2000 Index Fund
Expires 12/31/12
Strike Price $80	120	14,160
SPDR Gold Shares
Expires 02/16/13
Strike Price $135	500	3,000

The accompanying notes are an integral part of the Portfolio of Investments.

4

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2012

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
SPDR S&P 500 ETF Trust
Expires 02/16/13
Strike Price $120	1,000	$41,000
SPDR S&P 500 ETF Trust
Expires 12/07/12
Strike Price $140	400	18,800
Tesla Motors, Inc.
Expires 03/16/13
Strike Price $29	52	10,920
WisdomTree Dreyfus Chinese
Yuan Fund
Expires 01/19/13
Strike Price $24	250	1,250
WisdomTree Dreyfus Chinese
Yuan Fund
Expires 04/20/13
Strike Price $24	350	5,250
WisdomTree Dreyfus Chinese
Yuan Fund
Expires 04/20/13
Strike Price $25	600	15,000

TOTAL PUT OPTIONS PURCHASED (Cost $251,235)		118,480

TOTAL PURCHASED OPTIONS — 0.2% (Cost $312,370)		171,690

TOTAL LONG POSITIONS — 91.5% (Cost $57,223,664)**		61,377,369

	NUMBER OF SHARES
SECURITIES SOLD SHORT — (38.8)%
COMMON STOCKS — (32.0)%
CONSUMER DISCRETIONARY—(4.7)%
Beazer Homes USA, Inc.*	(12,500)	(186,625)
Casio Computer Co. Ltd. (Japan)	(7,000)	(52,393)
Dick’s Sporting Goods, Inc	(2,700)	(141,777)
Francesca’s Holdings Corp.* .	(4,600)	(119,738)
GFK SE (Germany)	(1,400)	(67,760)
Hanesbrands, Inc.*	(1,838)	(66,352)
Li & Fung Ltd. (China)	(112,000)	(184,398)
Marriott International, Inc., Class A	(8,250)	(299,393)

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Netflix, Inc.*	(250)	$(20,428)
New York Times Co. (The), Class A*	(9,400)	(76,234)
NVR, Inc.*	(100)	(89,984)
O’Reilly Automotive, Inc.*	(1,575)	(148,176)
Pandora Media, Inc.*	(20,740)	(180,853)
Pearson PLC (United Kingdom)	(10,000)	(188,734)
ReachLocal, Inc.*	(4,700)	(51,512)
Rent-A-Center, Inc.	(5,950)	(206,822)
Scholastic Corp.	(5,200)	(145,912)
Sodastream International Ltd.*†	(7,000)	(279,160)
Thor Industries, Inc.	(4,900)	(184,926)
Toll Brothers, Inc.*	(9,000)	(286,560)
Tractor Supply Co.	(2,000)	(179,240)

		(3,156,977)

CONSUMER STAPLES—(1.3)%
Boston Beer Co., Inc. (The), Class A*	(1,168)	(131,949)
Hain Celestial Group, Inc. (The)*	(3,560)	(214,561)
Hengan International Group Co. Ltd. (China)	(23,000)	(207,737)
NU Skin Enterprises, Inc., Class A	(5,600)	(254,240)
Whole Foods Market, Inc.	(1,000)	(93,360)

		(901,847)

FINANCIALS—(9.0)%
American Campus Communities, Inc.	(4,650)	(203,670)
Bank of The Ozarks, Inc.	(7,100)	(225,638)
BankUnited, Inc.	(9,000)	(211,500)
CBRE Group, Inc., Class A*	(14,350)	(271,645)
CME Group, Inc.	(4,190)	(231,581)
Deutsche Bank AG†	(6,700)	(295,671)
Eaton Vance Corp.	(8,300)	(264,604)
Equity One, Inc.	(4,293)	(88,736)
Federated Investors, Inc., Class B	(12,200)	(242,170)
First Cash Financial Services, Inc.*	(6,260)	(302,421)

The accompanying notes are an integral part of the Portfolio of Investments.

5

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
Greenhill & Co., Inc.	(4,700)	$(223,344)
Hilltop Holdings, Inc.*	(45,050)	(643,764)
Home Capital Group, Inc. (Canada)	(3,350)	(183,123)
HomeStreet, Inc.*	(23,430)	(576,612)
HSBC Holdings PLC - Sponsored ADR	(5,100)	(260,763)
Legg Mason, Inc.	(10,095)	(257,725)
Pebblebrook Hotel Trust	(11,800)	(246,030)
Plum Creek Timber Co., Inc	(2,258)	(96,755)
Prologis, Inc.	(14,250)	(483,645)
Prosperity Bancshares, Inc.	(5,560)	(228,683)
Raymond James Financial, Inc.	(5,950)	(224,613)
Unibail-Rodamco SE (France)	(1,050)	(246,417)

		(6,009,110)

HEALTH CARE—(0.4)%
Amedisys, Inc.*	(10,000)	(104,700)
Questcor Pharmaceuticals, Inc.	(5,700)	(147,915)

		(252,615)

INDUSTRIALS—(1.9)%
Acorn Energy, Inc.	(25,210)	(205,209)
Bouygues SA (France)	(4,440)	(109,627)
Flowserve Corp.	(1,900)	(263,245)
Healthcare Services Group, Inc.	(6,600)	(155,232)
Nielsen Holdings NV*	(2,896)	(82,015)
Ritchie Bros Auctioneers, Inc.†	(11,700)	(268,047)
Robert Half International, Inc.	(3,850)	(108,801)
Watsco, Inc.	(1,170)	(83,877)

		(1,276,053)

INFORMATION TECHNOLOGY—(5.7)%
Advent Software, Inc.*	(10,100)	(224,826)
Alliance Data Systems Corp.*	(700)	(99,743)
Broadridge Financial Solutions, Inc.	(9,065)	(214,025)

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
Brother Industries Ltd. (Japan)	(4,000)	$(38,770)
Computer Sciences Corp.	(3,000)	(114,180)
Dena Co. Ltd. (Japan)	(3,000)	(110,087)
FactSet Research Systems, Inc.	(3,300)	(304,887)
Gree, Inc. (Japan)	(11,300)	(196,432)
Intel Corp.	(5,850)	(114,485)
IPG Photonics Corp.*	(4,500)	(265,950)
Liquidity Services, Inc.*	(3,500)	(143,710)
MercadoLibre, Inc.†	(2,100)	(151,095)
Microsoft Corp.	(3,150)	(83,853)
Neopost SA (France)	(1,577)	(82,397)
Nintendo Co. Ltd. (Japan)	(500)	(59,926)
OmniVision Technologies, Inc.*	(18,450)	(278,595)
Qihoo 360 Technology Co. Ltd. - ADR*	(3,500)	(87,465)
RealPage, Inc.*	(6,960)	(137,738)
Salesforce.com, Inc.*	(1,286)	(202,764)
SAP AG - Sponsored ADR	(1,050)	(81,890)
Silicon Graphics International Corp.*	(25,170)	(211,176)
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	(8,400)	(145,068)
Trimble Navigation Ltd.*	(2,780)	(154,679)
United Microelectronics Corp. - Sponsored ADR	(49,000)	(93,590)
ValueClick, Inc.*	(6,198)	(116,956)
VMware, Inc., Class A*	(1,211)	(110,140)

		(3,824,427)

REAL ESTATE INVESTMENT TRUSTS—(7.9)%
Acadia Realty Trust	(18,917)	(469,520)
Ashford Hospitality Trust, Inc.	(29,550)	(267,427)
AvalonBay Communities, Inc.	(1,570)	(206,910)
Boardwalk Real Estate Investment Trust (Canada)	(2,400)	(155,740)
Capital Shopping Centres Group PLC (United Kingdom)	(20,600)	(114,030)

The accompanying notes are an integral part of the Portfolio of Investments.

6

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(CONTINUED)
CBL & Associates Properties, Inc.	(11,360)	$(255,714)
Cedar Realty Trust, Inc.	(16,000)	(86,720)
Cofinimmo (Belgium)	(1,000)	(113,147)
CubeSmart	(25,450)	(351,210)
EastGroup Properties, Inc.	(8,056)	(421,168)
Essex Property Trust, Inc.	(2,950)	(414,445)
Getty Realty Corp.	(7,900)	(133,036)
HCP, Inc.	(7,550)	(340,127)
Highwoods Properties, Inc.	(5,950)	(191,828)
Liberty Property Trust	(6,700)	(233,361)
Mack-Cali Realty Corp.	(5,300)	(133,984)
Medical Properties Trust, Inc.	(16,900)	(197,223)
Regency Centers Corp.	(5,550)	(260,017)
Sabra Health Care REIT, Inc.	(13,850)	(300,545)
SL Green Realty Corp.	(6,650)	(501,277)
Taubman Centers, Inc.	(1,700)	(131,699)

		(5,279,128)

TELECOMMUNICATION SERVICES—(1.1)%
AT&T, Inc.	(4,585)	(156,486)
Chunghwa Telecom Co. Ltd. - ADR	(1,228)	(39,480)
France Telecom SA (France)	(10,360)	(109,662)
Iliad SA (France)	(1,100)	(195,706)
Iridium Communications, Inc.*	(12,000)	(74,040)
Verizon Communications, Inc.	(3,674)	(162,097)

		(737,471)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $20,953,543)		(21,437,628)

EXCHANGE TRADED FUNDS SOLD SHORT — (6.8)%
EQUITY—(6.8)%
iShares Dow Jones US Home Construction Index Fund	(10,100)	(207,050)
iShares Russell 2000 Index Fund	(48,056)	(3,945,878)

	NUMBER OF SHARES	VALUE
EQUITY—(CONTINUED)
Vanguard REIT ETF	(6,750)	$(433,418)

		(4,586,346)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $4,155,871)		(4,586,346)

TOTAL SECURITIES SOLD SHORT (Proceeds $25,109,414)		(26,023,974)

	NUMBER OF CONTRACTS
WRITTEN OPTIONS — (0.2)%
CALL OPTIONS WRITTEN—(0.1)%
iShares Russell 2000 Index Fund
Expires 12/31/12
Strike Price $81	(90)	(17,730)
SPDR S&P 500 ETF Trust
Expires 12/31/12
Strike Price $141	(100)	(26,400)
Tesla Motors, Inc.
Expires 03/16/13
Strike Price $30	(52)	(24,960)
Tesla Motors, Inc.
Expires 03/16/13
Strike Price $35	(52)	(9,360)
United Rentals, Inc.
Expires 12/22/12
Strike Price $42	(125)	(16,875)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $51,207)		(95,325)

PUT OPTIONS WRITTEN—(0.1)%
Caterpillar, Inc.
Expires 12/22/12
Strike Price $80	(65)	(2,470)
iShares Russell 2000 Index Fund
Expires 12/31/12
Strike Price $76	(75)	(2,700)
SPDR S&P 500 ETF Trust
Expires 12/31/12
Strike Price $135	(400)	(31,600)

The accompanying notes are an integral part of the Portfolio of Investments.

7

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2012

(UNAUDITED)

NUMBER OF CONTRACTS		VALUE
PUT OPTIONS WRITTEN—(CONTINUED)
Wal-Mart Stores, Inc.
Expires 01/19/13
Strike Price $50	(100)	$(100)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $81,074)		(36,870)

TOTAL WRITTEN OPTIONS — (0.2)% (Premiums Received $132,281)		(132,195)

OTHER ASSETS IN EXCESS OF LIABILITIES — 47.5%		31,811,476

NET ASSETS — 100.0%		$67,032,676

*Non-income producing.

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$57,223,664

Gross unrealized appreciation	5,413,710
Gross unrealized depreciation	(1,260,005)

Net unrealized appreciation	$4,153,705

†	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Δ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2012, fair valued positions amounted to $325,854 or 0.5% of net assets.
^	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2012, these securities amounted to $822,567 or 1.2% of net assets. Unless otherwise noted, these 144A securities have not been deemed illiquid.
#	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at November 30, 2012.

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
ETF	Exchange-traded Fund
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poors
SPDR	Standard & Poors Depositary Receipt

The accompanying notes are an integral part of the Portfolio of Investments.

8

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2012

(UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS OUSTANDING AS OF NOVEMBER 30, 2012 WERE AS FOLLOWS:
CONTRACTS TO BUY OR TO SELL	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACTS		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
Sell	CAD	CAD	543,200	12/12	Goldman Sachs	$(5,232)
Sell	EUR	EUR	38,015	12/12	Goldman Sachs	(1,092)
Sell	GBP	GBP	373,445	12/12	Goldman Sachs	(5,759)
Sell	JPY	JPY	18,123,601	12/12	Goldman Sachs	3,196

						$(8,887)

The accompanying notes are an integral part of the Portfolio of Investments.

9

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2012

(UNAUDITED)

PORTFOLIO VALUATION — The S1 Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1 –	quoted prices in active markets for identical securities;

— Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2012

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT NOVEMBER 30, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks
Consumer Discretionary	$11,573,586	$11,573,586	$—	$—
Consumer Staples	1,505,731	1,505,731	—	—
Energy	2,116,489	2,116,489	—	—
Financials	8,049,443	8,049,443	—	—
Health Care	2,534,880	2,292,843	—	242,037
Industrials	2,757,160	2,757,160	—	—
Information Technology	6,323,807	6,323,807	—	—
Materials	2,323,252	2,323,252	—	—
Real Estate Investment Trusts	10,585,960	10,502,143	83,817	—
Telecommunication Services	2,172,523	2,172,523	—	—
Exchange Traded Funds	2,197,124	2,197,124	—	—
Corporate Bonds	918,750	—	918,750	—
Foreign Government Note	10,610	—	10,610	—
U.S. Treasury Note	107,562	—	107,562	—
U.S. Government Agency	8,028,802	—	8,028,802	—
Asset Derivatives
Commodity Contracts	3,000	—	3,000	—
Equity Contracts	147,190	—	147,190	—
Foreign Currency Contracts	24,696	—	24,696	—
Total Assets	$61,380,565	$51,814,101	$9,324,427	$242,037

11

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2012

(UNAUDITED) (CONTINUED)

	TOTAL FAIR VALUE AT NOVEMBER 30, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks Sold Short
Consumer Discretionary	$(3,156,977)	$(3,156,977)	$—	$—
Consumer Staples	(901,847)	(901,847)	—	—
Financials	(6,009,110)	(6,009,110)	—	—
Health Care	(252,615)	(252,615)	—	—
Industrials	(1,276,053)	(1,276,053)	—	—
Information Technology	(3,824,427)	(3,824,427)	—	—
Real Estate Investment Trusts	(5,279,128)	(5,279,128)	—	—
Telecommunication Services	(737,471)	(737,471)	—	—
Exchange Traded Funds	(4,586,346)	(4,586,346)	—	—
Liability Derivatives
Equity Contracts	(132,195)	—	(132,195)	—
Foreign Currency Contracts	(12,083)	—	(12,083)	—
Total Liabilities	$(26,168,252)	$(26,023,974)	$(144,278)	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Transfers in and out of Levels 1, 2 and 3 are recognized at the end of the period. For the period ended November 30, 2012, the Fund had no transfers between levels.

12

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2012

(UNAUDITED) (CONTINUED)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table listes the fair values of the Fund’s derivative holdings as of November 30, 2012 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
		Asset Derivatives
Purchased Options	$147,190	$—	$21,500	$3,000	$171,690
Forward Contracts	—	—	3,196	—	3,196
Total Value - Assets	$147,190	$—	$24,696	$3,000	$174,886
		Liability Derivatives
Written Options	$(132,195)	$—	$—	$—	$(132,195)
Forward Contracts	—	—	(12,083)	—	(12,083)
Total Value - Liabilities	$(132,195)	$—	$(12,083)	$—	$(144,278)

For the period ended November 30, 2012, the Fund’s quarterly average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	FORWARD FOREIGN CURRENCY CONTRACTS (APPRECIATION/(DEPRECIATION))	FUTURES* (APPRECIATION/(DEPRECIATION ))	WRITTEN OPTIONS (PROCEEDS)
$289,800	$(4,835)	$(24,883)	$122,400

* The fund did not hold any futures contracts at November 30, 2012

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and changes in the values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

13

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2012

(UNAUDITED) (CONTINUED)

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

The Fund had transactions in options written during the period ended November 30, 2012 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2012	963	$112,519
Options written	5,908	533,650
Options closed	(5,812)	(513,888)

Options outstanding at November 30, 2012	1,059	$132,281

SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them. As of November 30, 2012, the Fund had securities sold short valued at $26,023,974 for which securities of $13,117,878 and cash deposits of $26,021,222 were pledged as collateral.

14

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2012

(UNAUDITED) (CONCLUDED)

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. As of November 30, 2012, the Fund had no futures contracts.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

15

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

November 30, 2012

(unaudited)

	Shares	Value
COMMON STOCKS — 93.8%
Aerospace & Defense — 0.3%
AAR Corp.	11,125	$170,880

Apparel — 1.3%
Barry (R.G.) Corp.	57,729	884,986

Auto Manufacturers — 1.3%
Navistar International Corp. * (a)	41,860	854,363

Auto Parts — 0.4%
Modine Manufacturing Co. *	33,505	247,937

Banks — 18.6%
First BanCorp/Puerto Rico *	174,117	705,174
First Horizon National Corp. (a)	307,565	2,909,565
MainSource Financial Group, Inc.	107,453	1,295,883
Popular Inc. *	183,635	3,630,454
Regions Financial Corp.	548,740	3,660,096

		12,201,172

Building Materials — 0.0%
Builders FirstSource, Inc. *	399	2,075

Chemicals — 0.9%
Ferro Corp. *	209,090	600,088

Coal — 9.5%
Arch Coal, Inc. (a)	534,744	3,593,480
Cloud Peak Energy, Inc. *	139,870	2,653,334

		6,246,814

Commercial Services — 4.6%
Aegean Marine Petroleum Network, Inc.	129,015	580,567
Hudson Global Inc *	364,355	1,599,518
Insperity, Inc.	17,966	542,573
Monster Worldwide, Inc. * (a)	51,807	281,830

		3,004,488

Computers — 0.7%
Xyratex Ltd.	49,367	462,569

Diversified Financial Services — 0.6%
Doral Financial Corp. *	540,535	367,564

Electric — 0.3%
GenOn Energy, Inc. *	79,271	202,141

Electronics — 0.3%
Kemet Corp. *	18,910	83,582
Pulse Electronics, Inc. *	401,198	128,383

		211,965

Food — 0.4%
Sanderson Farms, Inc.	5,935	284,702

Healthcare - Services — 3.5%
Emeritus Corp. *	63,786	1,442,839

	Shares	Value
Healthcare - Services — (Continued)
Five Star Quality Care, Inc. *	174,365	$857,876

		2,300,715

Home Builders — 10.1%
M/ I Homes, Inc. *	23,190	510,412
Meritage Homes Corp. *	90,580	3,172,112
NVR, Inc. *	3,257	2,930,779

		6,613,303

Household Durables — 0.6%
Standard Pacific Corp. * (a)	56,860	380,962

Industrial — 1.4%
FreightCar America, Inc.	43,642	917,791

Insurance — 5.9%
Aspen Insurance Holdings, Ltd.	81,900	2,563,470
Assured Guaranty, Ltd.	41,720	581,994
Employers Holdings, Inc.	39,715	758,159

		3,903,623

Internet — 1.5%
ICG Group, Inc. *	35,565	396,550
ModusLink Global Solutions, Inc. *	185,959	619,243

		1,015,793

Machinery - Diversified — 0.9%
Flow International Corp. *	33,437	105,327
Intevac, Inc. *	44,040	208,309
Terex Corp. *	11,230	271,654

		585,290

Miscellaneous Manfacturing — 1.0%
Orbotech, Ltd. *	78,095	661,465

Office Products — 2.6%
OfficeMax, Inc.	168,914	1,689,140

Oil & Gas — 3.6%
Willbros Group, Inc *	226,512	1,139,355
WPX Energy, Inc. *	77,359	1,221,499

		2,360,854

Real Estate — 2.3%
Forestar Group, Inc. *	58,203	860,240
Thomas Properties Group, Inc.	124,655	679,370

		1,539,610

Real Estate Investment Trusts — 4.6%
Chatham Lodging Trust.	3,099	43,758
NorthStar Realty Finance Corp. (a)	209,290	1,408,522
Redwood Trust, Inc.	40,350	674,652
Strategic Hotels & Resorts, Inc. *	147,018	915,922

		3,042,854

The accompanying notes are an integral part of the portfolio of investments.

1

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (concluded)

November 30, 2012

(unaudited)

	Shares	Value
Retail — 1.5%
MarineMax, Inc. *	122,911	$1,015,245

Savings & Loans — 7.8%
First Financial Holdings, Inc.	55,066	742,840
Flagstar Bancorp, Inc. *	241,062	4,401,792

		5,144,632

Semiconductors — 3.6%
ATMI, Inc. *	38,939	775,665
Axcelis Technologies, Inc. *	460,398	455,794
International Rectifier Corp. *	6,010	102,651
Magnachip Semiconductor Corp. *	64,785	816,291
MEMC Electronic Materials, Inc. *	79,510	232,964

		2,383,365

Software — 1.6%
Take-Two Interactive Software, Inc. *	83,145	1,028,504

Telecommunications — 2.1%
Aviat Networks, Inc. *	496,647	1,365,779

TOTAL COMMON STOCKS (Cost $50,273,427)		61,690,669

	Par (000)
CORPORATE BONDS — 1.7%
LandAmerica Financial Group, Inc. ‡
CONV 3.25%, 05/15/34	59	8,554
Northstar Realty Finance Corp. ^
CONV 7.50%, 03/15/31	358	415,056
Pulse Electronics Corp.
CONV 7.00%, 12/15/14	172	120,507
RAIT Financial Trust
CONV 7.00%, 04/01/31	598	595,010

TOTAL CORPORATE BONDS (Cost $1,088,778)		1,139,127

	Shares
EXCHANGE TRADED FUND — 0.9%
Finance — 0.9%
iShares Russell 2000 Value Index Fund	8,054	589,553

TOTAL EXCHANGE TRADED FUND (Cost $567,740)		589,553

SECURITIES LENDING COLLATERAL — 9.1%
BlackRock Liquidity Fund	5,997,446	5,997,446

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,997,446)		5,997,446

Value
TOTAL INVESTMENTS — 105.5% (Cost $57,927,391)**	$69,416,795

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%	(3,647,771)

NET ASSETS — 100.0%	$65,769,024

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2012, the market value of securities on loan was $5,886,351.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of the RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of November 30, 2012, this holding amounted to $8,554 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
^	Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2012, this security amounted to $415,056 or 0.6% of net assets.

CONVConvertible

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost	$57,927,391

Gross unrealized appreciation	15,761,183
Gross unrealized depreciation	(4,271,779)

Net unrealized appreciation	$11,489,404

The accompanying notes are an integral part of the portfolio of investments.

2

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

November 30, 2012

(unaudited)

	Shares	Value
COMMON STOCKS — 96.9%
Aerospace & Defense — 1.4%
Boeing Co. (The)	6,090	$452,365

Automobile Manufacturers — 2.4%
Navistar International Corp. *(a)	38,276	781,213

Automobile Parts & Equipment — 1.7%
Magna International, Inc. (a)	12,070	560,410

Banks — 26.7%
Bank of America Corp.	90,365	890,999
Citigroup, Inc.	44,124	1,525,367
Huntington Bancshares, Inc.	53,105	326,596
JPMorgan Chase & Co.	41,645	1,710,777
KeyCorp	41,955	338,996
PNC Financial Services Group, Inc.	5,310	298,103
Regions Financial Corp.	139,805	932,499
SunTrust Banks, Inc.	85,804	2,329,579
Wells Fargo & Co.	8,755	289,003

		8,641,919

Coal — 10.4%
Arch Coal, Inc. (a)	226,340	1,521,005
Consol Energy, Inc.	9,895	310,208
Peabody Energy Corp.	61,500	1,544,265

		3,375,478

Commercial Services — 0.8%
Aegean Marine Petroleum Network, Inc.	54,082	243,369

Computers — 1.1%
Dell, Inc.	35,521	342,422

Electric — 2.2%
FirstEnergy Corp.	4,146	176,039
GenOn Energy, Inc. *	204,139	520,554

		696,593

Electronics — 0.3%
Avnet, Inc. *	2,975	87,138

Health Care—Services — 3.7%
Brookdale Senior Living, Inc. *	46,875	1,198,125

Home Builders — 11.9%
Meritage Homes Corp. *	14,400	504,288
NVR, Inc. *	1,909	1,717,795
Toll Brothers, Inc. *	50,805	1,617,631

		3,839,714

Insurance — 12.9%
ACE Ltd.	17,940	1,421,386
Allstate Corp., (The)	23,415	947,839

	Shares	Value
Insurance — (Continued)
Assured Guaranty, Ltd.	44,956	$627,136
Axis Capital Holdings, Ltd.	10,800	388,476
Genworth Financial, Inc., Class A *	34,670	206,287
RenaissanceRe Holdings, Ltd.	3,465	286,763
WR Berkley Corp.	7,885	313,429

		4,191,316

Leisure Time — 2.3%
Carnival Corp.	19,415	750,584

Lodging — 4.9%
Marriott International, Inc., Class A	33,895	1,230,050
Orient-Express Hotels, Ltd., Class A *	30,010	370,023

		1,600,073

Oil & Gas — 11.8%
Chesapeake Energy Corp. (a)	95,216	1,621,528
Devon Energy Corp.	14,755	762,391
Valero Energy Corp.	9,370	302,276
Weatherford International, Ltd. *	72,990	759,826
WPX Energy, Inc. *	23,215	366,565

		3,812,586

Semiconductors — 0.7%
MEMC Electronic Materials, Inc. *	77,270	226,401

Telecommunications — 1.7%
Cisco Systems, Inc.	29,520	558,223

TOTAL COMMON STOCKS (Cost $27,450,924)		31,357,929

EXCHANGE TRADED FUND — 0.6%
Finance — 0.6%
iShares Russell 1000 Value Index Fund	2,550	182,963

TOTAL EXCHANGE TRADED FUND (Cost $171,254)		182,963

SECURITIES LENDING COLLATERAL — 14.2%
BlackRock Liquidity Fund	4,613,924	4,613,924

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,613,924)		4,613,924

TOTAL INVESTMENTS — 111.7% (Cost $32,236,102)**		36,154,816

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.7)%		(3,784,969)

NET ASSETS — 100.0%		$32,369,847

The accompanying notes are an integral part of the portfolio of investments.

3

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments (Concluded)

November 30, 2012

(unaudited)

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2012, market value of securities on loan was $4,484,156.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$32,236,102

Gross unrealized appreciation	6,474,434
Gross unrealized depreciation	(2,555,720)

Net unrealizedappreciation	$3,918,714

The accompanying notes are an integral part of the portfolio of investments.

4

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

November 30, 2012

(Unaudited)

PORTFOLIO VALUATION —The Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurement. The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summary of the inputs used, as of November 30, 2012, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

	Total Value as of November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$61,690,669	$61,690,669	$—	$—
Corporate Bonds	1,139,127	—	1,130,573	8,554
Exchange Traded Fund	589,553	589,553	—	—
Securities Lending Collateral	5,997,446	5,997,446	—	—

Total	$69,416,795	$68,277,668	$1,130,573	$8,554

5

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

November 30, 2012

(Unaudited)

Value Fund

	Total Value as of November 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$31,357,929	$31,357,929	$—	$—
Exchange Traded Fund	182,963	182,963	—	—
Securities Lending Collateral	4,613,924	4,613,924	—	—

Total	$36,154,816	$36,154,816	$—	$—

*Please refer to the Portfolio of Investments for industry and security type breakouts.

Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended November 30, 2012, there were no transfers between levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

November 30, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.2%
Aerospace & Defense — 0.1%
Rockwell Collins, Inc.	110	$6,290

		6,290

Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	70	5,118

		5,118

Airlines — 0.1%
Southwest Airlines Co.	940	8,958

		8,958

Biotechnology — 0.1%
Gilead Sciences, Inc.*	100	7,500

		7,500

Chemicals — 0.9%
Sherwin-Williams Co., (The)	500	76,260

		76,260

Commercial Services & Supplies — 2.7%
Equifax, Inc.	110	5,636
Waste Management, Inc.	6,670	217,242
Western Union Co., (The)	340	4,287

		227,165

Containers & Packaging — 0.8%
Ball Corp.	200	8,938
Bemis Co., Inc.	1,710	57,456

		66,394

Distributors — 2.9%
Genuine Parts Co.	3,740	243,437

		243,437

Diversified Telecommunication — 5.4%
AT&T, Inc.	6,290	214,678
CenturyLink, Inc.	120	4,661
Omnicom Group, Inc.	100	4,974

	Number of Shares	Value

Diversified Telecommunication — (Continued)
Verizon Communications, Inc.	5,280	$232,954

		457,267

Electric Utilities — 7.0%
CMS Energy Corp.	330	8,062
Duke Energy Corp.	1	40
Pinnacle West Capital Corp.	2,530	130,194
PPL Corp.	210	6,163
Southern Co., (The)	5,090	221,669
Xcel Energy, Inc.	8,260	223,433

		589,561

Electronic Equip. & Instruments — 2.8%
FLIR Systems, Inc.	11,770	240,108

		240,108

Energy — 1.4%
Energy Transfer Partners LP	2,524	110,793
Spectra Energy Corp.	260	7,267

		118,060

Environmental Control — 1.5%
Republic Services, Inc.	4,370	124,414

		124,414

Financials — 1.6%
American Express Co.	100	5,590
Berkshire Hathaway, Inc., Class B*	70	6,165
CHUBB Corp. (The)	90	6,929
Cincinnati Financial Corp.	190	7,699
CME Group, Inc.	100	5,527
M&T Bank Corp.	90	8,796
Marsh & McLennan Cos., Inc.	2,440	85,937

The accompanying notes are an integral part of the portfolio of investments.

1

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Continued)

November 30, 2012

(Unaudited)

	Number of Shares	Value

Financials — (Continued)
Mastercard, Inc., Class A	10	$4,887
Visa, Inc., Class A	30	4,491

		136,021

Food & Staples Retailing — 2.9%
Safeway, Inc.	450	7,699
Walgreen Co.	190	6,443
Wal-Mart Stores, Inc.	3,150	226,863

		241,005

Food Products — 11.3%
General Mills, Inc.	1,470	60,255
Hershey Co., (The)	1,780	130,421
HJ Heinz Co.	4,120	240,855
Hormel Foods Corp.	8,010	248,390
Kellogg Co.	4,550	252,343
McCormick & Co., Inc.	280	18,077

		950,341

Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	270	17,893
Becton Dickinson and Co.	3,000	230,010
Covidien PLC (Ireland)	100	5,811
DENTSPLY International, Inc.	180	7,146

		260,860

Health Care Providers & Services — 1.2%
Aetna, Inc.	770	33,256
Cardinal Health, Inc.	190	7,685
Cigna Corp.	1,060	55,406
Humana, Inc.	90	5,887
UnitedHealth Group, Inc.	40	2,176

		104,410

	Number of Shares	Value

Hotels Restaurants & Leisure — 1.3%
McDonald’s Corp.	1,250	$108,800

		108,800

Household Products — 5.7%
Clorox Co., (The)	3,170	242,029
Colgate-Palmolive Co.	30	3,255
Kimberly-Clark Corp.	2,740	234,873

		480,157

Information Technology — 2.5%
Google, Inc., Class A*	290	202,527
Motorola Solutions, Inc.	110	5,989
Western Digital Corp.	120	4,013

		212,529

Insurance — 0.4%
AON PLC (United Kingdom)	100	5,680
Loews Corp.	120	4,906
Progressive Corp., (The)	380	8,075
Torchmark Corp.	100	5,199
Travelers Cos, Inc., (The)	120	8,498

		32,358

Internet Software & Services — 0.3%
Adobe Systems, Inc.*	350	12,113
Intel Corp.	290	5,675
Microchip Technology, Inc.	190	5,780

		23,568

IT Services — 5.9%
Fidelity National Information Services, Inc.	7,420	267,862
Linear Technology Corp.	190	6,306
Total System Services, Inc.	10,000	219,500

		493,668

The accompanying notes are an integral part of the portfolio of investments.

2

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Continued)

November 30, 2012

(Unaudited)

	Number of Shares	Value

Materials — 0.1%
Newmont Mining Corp.	190	$8,947

		8,947

Media — 0.1%
Walt Disney Co., (The)	110	5,463

		5,463

Multiline Retail — 7.8%
Family Dollar Stores, Inc.	3,710	264,152
Hasbro, Inc.	180	6,923
Kohl’s Corp.	100	4,465
Procter & Gamble Co., (The)	2,010	140,358
Target Corp.	3,600	227,268
VF Corp.	90	14,446

		657,612

Multi-Utilities — 0.5%
SCANA Corp.	770	35,682
Wisconsin Energy Corp.	180	6,755

		42,437

Oil, Gas & Consumable Fuels — 0.1%
Tesoro Corp.	190	8,033

		8,033

Pharmaceuticals — 17.5%
Abbott Laboratories	3,520	228,800
AmerisourceBergen Corp.	6,060	255,853
Forest Laboratories, Inc.*	190	6,737
Johnson & Johnson	3,420	238,477
McKesson Corp.	2,680	253,180
Mead Johnson Nutrition Co.	90	6,137
Pfizer, Inc.	9,780	244,696
Watson Pharmaceuticals, Inc.*	2,770	243,788

		1,477,668

	Number of Shares	Value

Real Estate Investment Trusts — 2.6%
American Tower Corp.	90	$6,744
Apartment Investment & Management Co., Class A	6,750	169,222
AvalonBay Communities, Inc.	10	1,318
Boston Properties, Inc.	20	2,052
Equity Residential	90	4,996
Health Care REIT, Inc.	40	2,356
Kimco Realty Corp.	410	7,897
Plum Creek Timber Co., Inc.	220	9,427
Public Storage	90	12,658
Ventas, Inc.	90	5,728

		222,398

Specialty Retail — 2.8%
AutoNation, Inc.*	120	4,673
AutoZone, Inc.*	600	230,262
Ross Stores, Inc.	90	5,123

		240,058

Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.	5,040	61,438

		61,438

TOTAL COMMON STOCKS (Cost $7,708,425)		7,938,303

TOTAL INVESTMENTS - 94.2% (Cost $7,708,425)**		7,938,303

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%		490,938

NET ASSETS - 100.0%		$8,429,241

The accompanying notes are an integral part of the portfolio of investments.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

November 30, 2012

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$7,708,425

Gross unrealized appreciation	285,625
Gross unrealized depreciation	(55,747)

Net unrealized appreciation	$229,878

PCL	Public Company Limited
REIT	Real Estate Investment Trusts

The accompanying notes are an integral part of the portfolio of investments.

4

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments

November 30, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments (Concluded)

November 30, 2012

(Unaudited)

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$7,938,303	$7,938,303	—	—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For the period ended November 30, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	1/23/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	1/23/2013

By (Signature and Title)*	/s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date	1/23/2013

* Print the name and title of each signing officer under his or her signature.